UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04014
Meridian Fund, Inc.®
(Exact name of registrant as specified in charter)

100 Fillmore St., Suite 325
Denver, CO 80206
(Address of principal executive offices) (Zip code)

Brian Schaub
100 Fillmore St., Suite 325
Denver, CO  80206
(Name and address of agent for service)
Registrant's telephone number, including area code:
303-398-2929
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s undefined report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Meridian Growth Fund
Legacy Class | (MERDX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Legacy Class)	$48	0.96%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on four of the five days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the financials, industrials, and information technology sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Legacy Class/(MERDX))	(6.31)%	(1.34)%	7.32%
Russell 2500® Growth Index	10.31%	2.98%	10.55%
Russell 3000® Index	17.15%	13.15%	14.29%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$574,259,628
Total number of portfolio holdings	96
Total advisory fees paid	$2,753,156
Portfolio turnover rate as of the end of the reporting period	24%
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.1%
Churchill Downs, Inc.	2.8%
Globus Medical, Inc. Class A	2.6%
Trimble, Inc.	2.6%
Cooper Cos., Inc. (The)	2.3%
Evolve Vacation Rental Network, Inc. Series 9	2.1%
GLOBALFOUNDRIES, Inc.	2.1%
StandardAero, Inc.	2.0%
Dynatrace, Inc.	2.0%
Veracyte, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Institutional Class | (MRRGX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Institutional Class)	$45	0.90%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on four of the five days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the financials, industrials, and information technology sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Institutional Class/(MRRGX))	(6.25)%	(1.30)%	7.35%
Russell 2500® Growth Index	10.31%	2.98%	10.55%
Russell 3000® Index	17.15%	13.15%	14.29%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$574,259,628
Total number of portfolio holdings	96
Total advisory fees paid	$2,753,156
Portfolio turnover rate as of the end of the reporting period	24%
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.1%
Churchill Downs, Inc.	2.8%
Globus Medical, Inc. Class A	2.6%
Trimble, Inc.	2.6%
Cooper Cos., Inc. (The)	2.3%
Evolve Vacation Rental Network, Inc. Series 9	2.1%
GLOBALFOUNDRIES, Inc.	2.1%
StandardAero, Inc.	2.0%
Dynatrace, Inc.	2.0%
Veracyte, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Class A | (MRAGX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Class A)	$61	1.22%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on four of the five days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the financials, industrials, and information technology sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Class A/(MRAGX))	(6.54)%	(1.56)%	7.03%
Meridian Growth Fund (Class A/(MRAGX)) (1)	(11.90)%	(2.72)%	6.40%
Russell 2500® Growth Index	10.31%	2.98%	10.55%
Russell 3000® Index	17.15%	13.15%	14.29%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$574,259,628
Total number of portfolio holdings	96
Total advisory fees paid	$2,753,156
Portfolio turnover rate as of the end of the reporting period	24%
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.1%
Churchill Downs, Inc.	2.8%
Globus Medical, Inc. Class A	2.6%
Trimble, Inc.	2.6%
Cooper Cos., Inc. (The)	2.3%
Evolve Vacation Rental Network, Inc. Series 9	2.1%
GLOBALFOUNDRIES, Inc.	2.1%
StandardAero, Inc.	2.0%
Dynatrace, Inc.	2.0%
Veracyte, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Class C | (MRCGX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Class C)	$96	1.92%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on four of the five days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the financials, industrials, and information technology sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Class C/(MRCGX))	(7.21)%	(2.26)%	6.27%
Russell 2500® Growth Index	10.31%	2.98%	10.55%
Russell 3000® Index	17.15%	13.15%	14.29%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$574,259,628
Total number of portfolio holdings	96
Total advisory fees paid	$2,753,156
Portfolio turnover rate as of the end of the reporting period	24%
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.1%
Churchill Downs, Inc.	2.8%
Globus Medical, Inc. Class A	2.6%
Trimble, Inc.	2.6%
Cooper Cos., Inc. (The)	2.3%
Evolve Vacation Rental Network, Inc. Series 9	2.1%
GLOBALFOUNDRIES, Inc.	2.1%
StandardAero, Inc.	2.0%
Dynatrace, Inc.	2.0%
Veracyte, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Investor Class | (MRIGX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Growth Fund (Investor Class)	$51	1.03%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on four of the five days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the financials, industrials, and information technology sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Investor Class/(MRIGX))	(6.37)%	(1.40)%	7.27%
Russell 2500® Growth Index	10.31%	2.98%	10.55%
Russell 3000® Index	17.15%	13.15%	14.29%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$574,259,628
Total number of portfolio holdings	96
Total advisory fees paid	$2,753,156
Portfolio turnover rate as of the end of the reporting period	24%
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.1%
Churchill Downs, Inc.	2.8%
Globus Medical, Inc. Class A	2.6%
Trimble, Inc.	2.6%
Cooper Cos., Inc. (The)	2.3%
Evolve Vacation Rental Network, Inc. Series 9	2.1%
GLOBALFOUNDRIES, Inc.	2.1%
StandardAero, Inc.	2.0%
Dynatrace, Inc.	2.0%
Veracyte, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Legacy Class | (MVALX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Contrarian Fund (Legacy Class)	$62	1.17%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces over the 6-month period ended December 31, 2025: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap core stocks delivered a respectable 15% return over the period, while small cap value stocks returned 16%.
  From a sector perspective, positive stock selection in the materials and financials sectors aided returns.
  Conversely, negative stock selection in the information technology and healthcare sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Legacy Class/(MVALX))	17.31%	8.68%	12.09%
Russell 2500® Index	11.91%	7.26%	10.40%
Russell 2500® Value Index	12.73%	10.02%	9.72%
Russell 3000® Index	17.15%	13.15%	14.29%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$592,016,872
Total number of portfolio holdings	73
Total advisory fees paid	$2,994,203
Portfolio turnover rate as of the end of the reporting period	27%
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	3.4%
Dollar Tree, Inc.	2.8%
Texas Capital Bancshares, Inc.	2.8%
nLight, Inc.	2.6%
Envista Holdings Corp.	2.4%
CACI International, Inc. Class A	2.4%
Aritzia, Inc. (Canada)	2.4%
Axis Capital Holdings Ltd.	2.3%
Mirion Technologies, Inc.	2.3%
Crown Holdings, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Class A | (MFCAX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Contrarian Fund (Class A)	$76	1.44%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces over the 6-month period ended December 31, 2025: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap core stocks delivered a respectable 15% return over the period, while small cap value stocks returned 16%.
  From a sector perspective, positive stock selection in the materials and financials sectors aided returns.
  Conversely, negative stock selection in the information technology and healthcare sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Class A/(MFCAX))	17.06%	8.37%	11.70%
Meridian Contrarian Fund (Class A/(MFCAX)) (1)	10.33%	7.09%	11.04%
Russell 2500® Index	11.91%	7.26%	10.40%
Russell 2500® Value Index	12.73%	10.02%	9.72%
Russell 3000® Index	17.15%	13.15%	14.29%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$592,016,872
Total number of portfolio holdings	73
Total advisory fees paid	$2,994,203
Portfolio turnover rate as of the end of the reporting period	27%
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	3.4%
Dollar Tree, Inc.	2.8%
Texas Capital Bancshares, Inc.	2.8%
nLight, Inc.	2.6%
Envista Holdings Corp.	2.4%
CACI International, Inc. Class A	2.4%
Aritzia, Inc. (Canada)	2.4%
Axis Capital Holdings Ltd.	2.3%
Mirion Technologies, Inc.	2.3%
Crown Holdings, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Class C | (MFCCX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Contrarian Fund (Class C)	$118	2.25%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces over the 6-month period ended December 31, 2025: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap core stocks delivered a respectable 15% return over the period, while small cap value stocks returned 16%.
  From a sector perspective, positive stock selection in the materials and financials sectors aided returns.
  Conversely, negative stock selection in the information technology and healthcare sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Class C/(MFCCX))	16.03%	7.53%	10.93%
Russell 2500® Index	11.91%	7.26%	10.40%
Russell 2500® Value Index	12.73%	10.02%	9.72%
Russell 3000® Index	17.15%	13.15%	14.29%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$592,016,872
Total number of portfolio holdings	73
Total advisory fees paid	$2,994,203
Portfolio turnover rate as of the end of the reporting period	27%
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	3.4%
Dollar Tree, Inc.	2.8%
Texas Capital Bancshares, Inc.	2.8%
nLight, Inc.	2.6%
Envista Holdings Corp.	2.4%
CACI International, Inc. Class A	2.4%
Aritzia, Inc. (Canada)	2.4%
Axis Capital Holdings Ltd.	2.3%
Mirion Technologies, Inc.	2.3%
Crown Holdings, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Investor Class | (MFCIX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Contrarian Fund (Investor Class)	$64	1.22%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces over the 6-month period ended December 31, 2025: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap core stocks delivered a respectable 15% return over the period, while small cap value stocks returned 16%.
  From a sector perspective, positive stock selection in the materials and financials sectors aided returns.
  Conversely, negative stock selection in the information technology and healthcare sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Investor Class/(MFCIX))	17.23%	8.63%	11.98%
Russell 2500® Index	11.91%	7.26%	10.40%
Russell 2500® Value Index	12.73%	10.02%	9.72%
Russell 3000® Index	17.15%	13.15%	14.29%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$592,016,872
Total number of portfolio holdings	73
Total advisory fees paid	$2,994,203
Portfolio turnover rate as of the end of the reporting period	27%
Top Ten Holdings (1)
First Citizens BancShares, Inc. Class A	3.4%
Dollar Tree, Inc.	2.8%
Texas Capital Bancshares, Inc.	2.8%
nLight, Inc.	2.6%
Envista Holdings Corp.	2.4%
CACI International, Inc. Class A	2.4%
Aritzia, Inc. (Canada)	2.4%
Axis Capital Holdings Ltd.	2.3%
Mirion Technologies, Inc.	2.3%
Crown Holdings, Inc.	2.1%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Legacy Class | (MEIFX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Hedged Equity Fund (Legacy Class)	$64	1.25%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces over the 6-month period ended December 31, 2025: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Large cap stocks returned 11%, while the covered call index (CBOE S&P 500 BuyWrite Index) delivered a respectable 10% return over the period.
  At period end, approximately 36% of the portfolio was unhedged, with long-term capital growth the primary objective.
  As of the end of the period, the rest of the Fund was invested in companies with covered call options.
  Contributing positively to performance were several names in the consumer discretionary sector.
  Conversely, select holdings in the industrials sector detracted from relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Legacy Class/(MEIFX))	6.54%	6.58%	13.53%
S&P 500® Index	17.88%	14.42%	14.82%
CBOE S&P 500 Buy Write Index	8.91%	9.33%	7.31%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$34,633,651
Total number of portfolio holdings	87
Total advisory fees paid	$162,517
Portfolio turnover rate as of the end of the reporting period	2%
Top Ten Holdings (1)
Shopify, Inc. Class A(Canada)	7.1%
Live Nation Entertainment, Inc.	6.6%
D.R. Horton, Inc.	6.0%
Airbnb, Inc. Class A	5.7%
MGM Resorts International	5.6%
GEO Group, Inc. (The)	5.1%
Danaher Corp.	4.5%
Las Vegas Sands Corp.	4.5%
Electronic Arts, Inc.	4.2%
Match Group, Inc.	4.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Class A | (MRAEX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Hedged Equity Fund (Class A)	$76	1.50%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces over the 6-month period ended December 31, 2025: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Large cap stocks returned 11%, while the covered call index (CBOE S&P 500 BuyWrite Index) delivered a respectable 10% return over the period.
  At period end, approximately 36% of the portfolio was unhedged, with long-term capital growth the primary objective.
  As of the end of the period, the rest of the Fund was invested in companies with covered call options.
  Contributing positively to performance were several names in the consumer discretionary sector.
  Conversely, select holdings in the industrials sector detracted from relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Class A/(MRAEX))	6.36%	6.27%	13.15%
Meridian Hedged Equity Fund (Class A/(MRAEX)) (1)	0.27%	5.02%	12.48%
S&P 500® Index	17.88%	14.42%	14.82%
CBOE S&P 500 Buy Write Index	8.91%	9.33%	7.31%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$34,633,651
Total number of portfolio holdings	87
Total advisory fees paid	$162,517
Portfolio turnover rate as of the end of the reporting period	2%
Top Ten Holdings (1)
Shopify, Inc. Class A(Canada)	7.1%
Live Nation Entertainment, Inc.	6.6%
D.R. Horton, Inc.	6.0%
Airbnb, Inc. Class A	5.7%
MGM Resorts International	5.6%
GEO Group, Inc. (The)	5.1%
Danaher Corp.	4.5%
Las Vegas Sands Corp.	4.5%
Electronic Arts, Inc.	4.2%
Match Group, Inc.	4.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Class C | (MRCEX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Hedged Equity Fund (Class C)	$114	2.25%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces over the 6-month period ended December 31, 2025: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Large cap stocks returned 11%, while the covered call index (CBOE S&P 500 BuyWrite Index) delivered a respectable 10% return over the period.
  At period end, approximately 36% of the portfolio was unhedged, with long-term capital growth the primary objective.
  As of the end of the period, the rest of the Fund was invested in companies with covered call options.
  Contributing positively to performance were several names in the consumer discretionary sector.
  Conversely, select holdings in the industrials sector detracted from relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Class C/(MRCEX))	5.46%	5.65%	12.59%
S&P 500® Index	17.88%	14.42%	14.82%
CBOE S&P 500 Buy Write Index	8.91%	9.33%	7.31%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$34,633,651
Total number of portfolio holdings	87
Total advisory fees paid	$162,517
Portfolio turnover rate as of the end of the reporting period	2%
Top Ten Holdings (1)
Shopify, Inc. Class A(Canada)	7.1%
Live Nation Entertainment, Inc.	6.6%
D.R. Horton, Inc.	6.0%
Airbnb, Inc. Class A	5.7%
MGM Resorts International	5.6%
GEO Group, Inc. (The)	5.1%
Danaher Corp.	4.5%
Las Vegas Sands Corp.	4.5%
Electronic Arts, Inc.	4.2%
Match Group, Inc.	4.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Investor Class | (MRIEX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Hedged Equity Fund (Investor Class)	$64	1.25%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces over the 6-month period ended December 31, 2025: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Large cap stocks returned 11%, while the covered call index (CBOE S&P 500 BuyWrite Index) delivered a respectable 10% return over the period.
  At period end, approximately 36% of the portfolio was unhedged, with long-term capital growth the primary objective.
  As of the end of the period, the rest of the Fund was invested in companies with covered call options.
  Contributing positively to performance were several names in the consumer discretionary sector.
  Conversely, select holdings in the industrials sector detracted from relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Investor Class/(MRIEX))	6.70%	6.61%	13.47%
S&P 500® Index	17.88%	14.42%	14.82%
CBOE S&P 500 Buy Write Index	8.91%	9.33%	7.31%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$34,633,651
Total number of portfolio holdings	87
Total advisory fees paid	$162,517
Portfolio turnover rate as of the end of the reporting period	2%

Top Ten Holdings (1)

Shopify, Inc. Class A(Canada)	7.1%
Live Nation Entertainment, Inc.	6.6%
D.R. Horton, Inc.	6.0%
Airbnb, Inc. Class A	5.7%
MGM Resorts International	5.6%
GEO Group, Inc. (The)	5.1%
Danaher Corp.	4.5%
Las Vegas Sands Corp.	4.5%
Electronic Arts, Inc.	4.2%
Match Group, Inc.	4.0%

Sector Allocation (1)

(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Legacy Class | (MSGGX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Legacy Class)	$65	1.25%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on five of the six days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the industrials and information technology sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Legacy Class/(MSGGX))	(1.28)%	0.42%	8.77%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 3000® Index	17.15%	13.15%	14.29%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$326,974,326
Total number of portfolio holdings	100
Total advisory fees paid	$1,737,715
Portfolio turnover rate as of the end of the reporting period	32%

Top Ten Holdings (1)

Turning Point Brands, Inc.	3.4%
Kirby Corp.	2.5%
Amplitude, Inc. Class A	2.4%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Axogen, Inc.	2.1%
Veracyte, Inc.	2.1%
CareDx, Inc.	2.0%
Structure Therapeutics, Inc.	2.0%
Viper Energy, Inc. Class A	1.9%
Alkami Technology, Inc.	1.9%

Sector Allocation (1)

(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Institutional Class | (MSGRX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Institutional Class)	$57	1.10%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on five of the six days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the industrials and information technology sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Institutional Class/(MSGRX))	(1.12)%	0.53%	8.88%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 3000® Index	17.15%	13.15%	14.29%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$326,974,326
Total number of portfolio holdings	100
Total advisory fees paid	$1,737,715
Portfolio turnover rate as of the end of the reporting period	32%

Top Ten Holdings (1)

Turning Point Brands, Inc.	3.4%
Kirby Corp.	2.5%
Amplitude, Inc. Class A	2.4%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Axogen, Inc.	2.1%
Veracyte, Inc.	2.1%
CareDx, Inc.	2.0%
Structure Therapeutics, Inc.	2.0%
Viper Energy, Inc. Class A	1.9%
Alkami Technology, Inc.	1.9%

Sector Allocation (1)

(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Class A | (MSGAX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Class A)	$78	1.50%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on five of the six days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the industrials and information technology sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Class A/(MSGAX))	(1.52)%	0.12%	8.44%
Meridian Small Cap Growth Fund (Class A/(MSGAX)) (1)	(7.17)%	(1.06)%	7.80%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 3000® Index	17.15%	13.15%	14.29%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$326,974,326
Total number of portfolio holdings	100
Total advisory fees paid	$1,737,715
Portfolio turnover rate as of the end of the reporting period	32%

Top Ten Holdings (1)

Turning Point Brands, Inc.	3.4%
Kirby Corp.	2.5%
Amplitude, Inc. Class A	2.4%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Axogen, Inc.	2.1%
Veracyte, Inc.	2.1%
CareDx, Inc.	2.0%
Structure Therapeutics, Inc.	2.0%
Viper Energy, Inc. Class A	1.9%
Alkami Technology, Inc.	1.9%

Sector Allocation (1)

(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Class C | (MSGCX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Class C)	$116	2.25%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on five of the six days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the industrials and information technology sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Class C/(MSGCX))	(2.28)%	(0.60)%	7.67%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 3000® Index	17.15%	13.15%	14.29%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$326,974,326
Total number of portfolio holdings	100
Total advisory fees paid	$1,737,715
Portfolio turnover rate as of the end of the reporting period	32%
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Kirby Corp.	2.5%
Amplitude, Inc. Class A	2.4%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Axogen, Inc.	2.1%
Veracyte, Inc.	2.1%
CareDx, Inc.	2.0%
Structure Therapeutics, Inc.	2.0%
Viper Energy, Inc. Class A	1.9%
Alkami Technology, Inc.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Investor Class | (MISGX)
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Meridian Small Cap Growth Fund (Investor Class)	$65	1.25%
[1]	Annualized.
What drove fund performance during the past six months?
  U.S. equity markets navigated a period shaped by competing forces: optimism surrounding monetary easing and caution driven by economic growth and valuation concerns.
  Small cap growth stocks delivered a 14% return over the period, slightly outperforming large cap growth stocks, which returned 13%.
  The investment strategy’s emphasis on durability proved effective during the period, as the strategy outperformed on five of the six days on which the index declined 2% or more.
  Our investment process focuses on high-quality companies with recurring revenue and what we believe to be sustainable competitive advantages, which during the period we found lower on the capitalization spectrum.
  The period saw relative outperformance by lower-quality stocks, which ran counter to the Fund’s quality bias and created a headwind to relative results.
  From a sector perspective, stock selection was positive in the consumer staples and communication services sectors.
  Conversely, negative stock selection in the industrials and information technology sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Investor Class/(MISGX))	(1.30)%	0.38%	8.71%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 3000® Index	17.15%	13.15%	14.29%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$326,974,326
Total number of portfolio holdings	100
Total advisory fees paid	$1,737,715
Portfolio turnover rate as of the end of the reporting period	32%
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.4%
Kirby Corp.	2.5%
Amplitude, Inc. Class A	2.4%
Evolve Vacation Rental Network, Inc. Series 8	2.2%
Axogen, Inc.	2.1%
Veracyte, Inc.	2.1%
CareDx, Inc.	2.0%
Structure Therapeutics, Inc.	2.0%
Viper Energy, Inc. Class A	1.9%
Alkami Technology, Inc.	1.9%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The semi-annual financial statements are attached herewith.

Financial Statements and Other Important Information
December 31, 2025
Meridian Fund, Inc.

Meridian Growth Fund
Meridian Contrarian Fund
Meridian Hedged Equity Fund
Meridian Small Cap Growth Fund

MERIDIAN FUND, INC.

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited)
	Shares	Value
Common Stocks - 93.6%
Communication Services - 3.3%
Interactive Media & Services - 3.3%
Cargurus, Inc.[1]	229,928	$8,817,739
Ziff Davis, Inc.[1,2]	256,011	8,998,787
ZipRecruiter, Inc. Class A1	356,297	1,389,558
Total Communication Services		19,206,084
Consumer Discretionary - 8.0%
Automobile Components - 0.5%
Fox Factory Holding Corp.[1]	159,720	2,732,809
Hotels, Restaurants & Leisure - 4.6%
Churchill Downs, Inc.	139,657	15,890,173
DraftKings, Inc. Class A1,2	258,112	8,894,540
Sportradar Group AG Class A (Switzerland)[1]	77,166	1,834,236
		26,618,949
Household Durables - 0.7%
Somnigroup International, Inc.	46,024	4,109,023
Specialty Retail - 1.4%
Chewy, Inc. Class A1	96,508	3,189,590
Floor & Decor Holdings, Inc. Class A1	45,507	2,770,921
Sally Beauty Holdings, Inc.[1]	137,016	1,953,848
		7,914,359
Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp.[1]	45,621	4,729,529
Total Consumer Discretionary		46,104,669
Consumer Staples - 3.1%
Tobacco - 3.1%
Turning Point Brands, Inc.	162,318	17,595,271
Total Consumer Staples		17,595,271
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Crescent Energy Co. Class A	245,165	2,056,934
Viper Energy, Inc. Class A	200,598	7,749,101
Total Energy		9,806,035
Financials - 6.5%
Capital Markets - 1.5%
Houlihan Lokey, Inc.	19,111	3,328,945
WisdomTree, Inc.[2]	418,211	5,097,992
		8,426,937
Consumer Finance - 0.5%
Figure Technology Solutions, Inc. Class A1,2	66,796	2,727,949
Financial Services - 2.8%
Euronet Worldwide, Inc.[1]	130,105	9,902,292
	Shares	Value
Remitly Global, Inc.[1]	435,769	$6,013,612
		15,915,904
Insurance - 1.7%
Accelerant Holdings Class A (Cayman Islands)[1]	282,640	4,621,164
First American Financial Corp.	89,353	5,489,848
		10,111,012
Total Financials		37,181,802
Health Care - 31.3%
Biotechnology - 8.3%
Agios Pharmaceuticals, Inc.[1]	96,359	2,622,892
Dyne Therapeutics, Inc.[1]	100,760	1,970,866
Exact Sciences Corp.[1]	57,063	5,795,318
Halozyme Therapeutics, Inc.[1]	141,738	9,538,967
Legend Biotech Corp. ADR[1]	88,657	1,927,403
Madrigal Pharmaceuticals, Inc.[1]	17,579	10,236,955
Nuvalent, Inc. Class A1	38,663	3,889,111
Veracyte, Inc.[1]	269,509	11,346,329
		47,327,841
Health Care Equipment & Supplies - 12.6%
Axogen, Inc.[1]	209,879	6,869,340
Cooper Cos., Inc. (The)[1]	163,247	13,379,724
Globus Medical, Inc. Class A1	175,049	15,283,528
Medline, Inc. Class A1	34,319	1,441,398
Merit Medical Systems, Inc.[1]	76,067	6,704,545
PROCEPT BioRobotics Corp.[1,2]	220,516	6,937,433
STERIS Plc	41,952	10,635,671
Tandem Diabetes Care, Inc.[1,2]	495,227	10,885,090
TransMedics Group, Inc.[1,2]	1,958	238,191
		72,374,920
Health Care Providers & Services - 4.8%
HealthEquity, Inc.[1]	29,023	2,658,797
Hinge Health, Inc. Class A1	229,833	10,675,743
LifeStance Health Group, Inc.[1]	12,826	90,295
Lumexa Imaging Holdings, Inc.[1]	278,360	5,149,660
Privia Health Group, Inc.[1]	127,861	3,031,584
Progyny, Inc.[1]	240,677	6,180,586
		27,786,665
Health Care Technology - 3.9%
Certara, Inc.[1]	876,159	7,718,961
Doximity, Inc. Class A1	79,900	3,537,972
Waystar Holding Corp.[1]	336,625	11,024,468
		22,281,401
Life Sciences Tools & Services - 1.0%
Bio-Techne Corp.	46,299	2,722,844
Stevanato Group SpA (Italy)	150,981	3,037,738
		5,760,582
The accompanying notes are an integral part of the financial statements.

Meridian Funds	4	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
	Shares	Value
Pharmaceuticals - 0.7%
Mind Medicine MindMed, Inc.[1]	291,520	$3,903,453
Total Health Care		179,434,862
Industrials - 20.9%
Aerospace & Defense - 4.0%
Curtiss-Wright Corp.	20,245	11,160,461
StandardAero, Inc.[1,2]	403,756	11,579,722
		22,740,183
Building Products - 0.7%
AAON, Inc.[2]	50,815	3,874,645
Commercial Services & Supplies - 3.8%
Cimpress Plc (Ireland)[1,2]	133,266	8,874,183
MSA Safety, Inc.	15,925	2,550,230
RB Global, Inc. (Canada)	103,904	10,688,604
		22,113,017
Construction & Engineering - 1.5%
Legence Corp. Class A1	84,929	3,655,344
Sterling Infrastructure, Inc.[1]	15,714	4,812,098
		8,467,442
Electrical Equipment - 2.3%
Bloom Energy Corp. Class A1	32,893	2,858,073
Generac Holdings, Inc.[1]	17,895	2,440,341
Sensata Technologies Holding Plc	245,230	8,163,707
		13,462,121
Machinery - 4.8%
Federal Signal Corp.	94,846	10,299,327
JBT Marel Corp.	57,008	8,589,396
SPX Technologies, Inc.[1]	28,385	5,678,703
Timken Co. (The)	34,110	2,869,674
		27,437,100
Marine Transportation - 1.6%
Kirby Corp.[1]	84,630	9,324,533
Professional Services - 0.9%
TriNet Group, Inc.	88,971	5,260,855
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	28,604	7,344,649
Total Industrials		120,024,545
Information Technology - 17.4%
IT Services - 0.2%
Applied Digital Corp.[1,2]	45,986	1,127,577
Semiconductors & Semiconductor Equipment - 5.6%
Entegris, Inc.	47,053	3,964,215
GLOBALFOUNDRIES, Inc.[1]	339,034	11,839,067
Lattice Semiconductor Corp.[1]	72,963	5,368,618
ON Semiconductor Corp.[1]	135,836	7,355,519
	Shares	Value
Rambus, Inc.[1]	43,013	$3,952,465
		32,479,884
Software - 11.6%
Alkami Technology, Inc.[1,2]	386,905	8,925,898
Cellebrite DI Ltd. (Israel)[1]	203,659	3,671,972
Consensus Cloud Solutions, Inc.[1]	136,229	2,972,517
Dynatrace, Inc.[1]	263,827	11,434,262
Elastic, N.V.[1]	46,621	3,517,088
Klaviyo, Inc. Class A1,2	153,841	4,995,217
Monday.com Ltd.[1]	16,394	2,419,099
N-able, Inc.[1]	518,466	3,878,126
Sprout Social, Inc. Class A1	581,156	6,549,628
Trimble, Inc.[1]	191,168	14,978,013
Via Transportation, Inc. Class A1,2	107,358	3,114,455
		66,456,275
Total Information Technology		100,063,736
Materials - 1.4%
Construction Materials - 1.4%
Eagle Materials, Inc.	19,236	3,975,696
United States Lime & Minerals, Inc.	35,266	4,222,751
Total Materials		8,198,447
Total Common Stocks - 93.6% (Cost $437,437,077)		537,615,451
Preferred Stocks - 5.6%
Communication Services - 2.1%
Interactive Media & Services - 2.1%
Evolve Vacation Rental Network, Inc. Series 9 Acquisition Date: 5/29/20, Cost $4,499,999[1,3,4]	776,451	12,166,987
Total Communication Services		12,166,987
Information Technology - 2.1%
IT Services - 1.3%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $7,164,990[1,3,4]	290,316	7,211,449
Software - 0.8%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $7,369,692[1,3,4]	167,493	3,458,731
Skyryse, Inc. Series C-1 Acquisition Date: 4/10/24, Cost $1,000,000[1,3,4]	49,338	1,230,983
		4,689,714
Total Information Technology		11,901,163

The accompanying notes are an integral part of the financial statements.

Meridian Funds	5	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
	Shares	Value
Real Estate - 1.4%
Real Estate Management & Development - 1.4%
Apartment List, Inc. Series D Acquisition Date: 11/2/20 - 12/21/20, Cost $8,399,997[1,3,4]	2,299,479	$8,370,104
Total Real Estate		8,370,104
Total Preferred Stocks - 5.6% (Cost $28,434,678)		32,438,254
Private Investment Fund - 0.7%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $4,037,882[1,3,5]	4,038	3,858,317
Total Private Investment Fund - 0.7% (Cost $4,037,882)		3,858,317
Shares/ Principal Amount
Short-Term Investments - 1.7%
Money Market Funds - 1.7%
Goldman Sachs Financial Square Government Fund, Institutional Class, 3.67% [6]	2,083,486	2,083,486
	Shares/ Principal Amount	Value
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 3.68% [6,7]	7,461,758	$7,461,758
Total Money Market Funds (Cost $9,545,244)		9,545,244
Total Short-Term Investments - 1.7% (Cost $9,545,244)		9,545,244
Total Investments - 101.6% (Cost $479,454,881)		583,457,266
Liabilities in Excess of Other Assets - (1.6)%		(9,197,638)
Net Assets - 100.0%		$574,259,628

ADR—American Depositary Receipt
AG—Aktiengesellschaft is the German term for Public Limited Company
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
SpA—Società per Azioni
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at December 31, 2025. Total value of such securities at period-end amounts to $48,377,349 and represents 8.42% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $36,296,571 and represents 6.32% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures Utilized by the Valuation Designee. See Note 1 in Notes to financial statements.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	The rate shown is the 7-Day SEC yield as of December 31, 2025.
[7]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	6	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments
December 31, 2025 (Unaudited)
	Shares	Value
Common Stocks - 93.8%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Samba TV, Inc. Common Shares Acquisition Date: 5/1/25, Cost $3,843,995[1,2,3]	15,368	$244,351
Samba TV, Inc. Common Shares in Escrow Acquisition Date: 5/1/25, Cost $2,406,005[1,2,3]	9,625	145,434
Total Communication Services		389,785
Consumer Discretionary - 6.0%
Specialty Retail - 3.8%
Aritzia, Inc. (Canada)[3]	163,216	13,951,704
Best Buy Co., Inc.	45,000	3,011,850
Floor & Decor Holdings, Inc. Class A3	94,000	5,723,660
		22,687,214
Textiles, Apparel & Luxury Goods - 2.2%
PVH Corp. Common Stock	79,000	5,294,580
VF Corp.[4]	423,975	7,665,468
		12,960,048
Total Consumer Discretionary		35,647,262
Consumer Staples - 5.6%
Beverages - 0.3%
Zevia PBC Class A3	812,763	1,885,610
Consumer Staples Distribution & Retail - 3.3%
Dollar Tree, Inc.[3]	135,125	16,621,726
Grocery Outlet Holding Corp.[3,4]	268,000	2,706,800
		19,328,526
Food Products - 0.9%
Mama's Creations, Inc.[3]	380,000	5,126,200
Personal Care Products - 1.1%
Honest Co., Inc. (The)[3,4]	2,548,546	6,575,249
Total Consumer Staples		32,915,585
Energy - 6.0%
Oil, Gas & Consumable Fuels - 6.0%
California Resources Corp.	230,000	10,283,300
Cameco Corp. (Canada)	125,789	11,508,436
Denison Mines Corp. (Canada)[3,4]	3,327,000	8,849,820
NexGen Energy Ltd. (Canada)[3,4]	547,655	5,038,426
Total Energy		35,679,982
Financials - 12.8%
Banks - 6.7%
First Citizens BancShares, Inc. Class A	9,339	20,043,175
	Shares	Value
Texas Capital Bancshares, Inc.[3]	180,737	$16,363,928
Triumph Financial, Inc.[3,4]	50,314	3,151,166
		39,558,269
Capital Markets - 2.6%
DigitalBridge Group, Inc.	399,121	6,122,516
LPL Financial Holdings, Inc.	25,835	9,227,487
		15,350,003
Insurance - 3.5%
Axis Capital Holdings Ltd.	130,000	13,921,700
Universal Insurance Holdings, Inc.	215,000	7,267,000
		21,188,700
Total Financials		76,096,972
Health Care - 9.5%
Biotechnology - 2.8%
Legend Biotech Corp. ADR[3,4]	200,821	4,365,848
ORIC Pharmaceuticals, Inc.[3,4]	370,000	3,026,600
Zenas Biopharma, Inc.[3,4]	243,812	8,852,814
		16,245,262
Health Care Equipment & Supplies - 5.8%
Envista Holdings Corp.[3]	663,643	14,407,690
Neogen Corp.[3]	1,116,609	7,805,097
Tandem Diabetes Care, Inc.[3]	139,000	3,055,220
Teleflex, Inc.	76,000	9,275,040
		34,543,047
Health Care Technology - 0.6%
Certara, Inc.[3]	429,000	3,779,490
Life Sciences Tools & Services - 0.3%
Bruker Corp.	33,000	1,554,630
Total Health Care		56,122,429
Industrials - 19.1%
Aerospace & Defense - 3.3%
BWX Technologies, Inc.	54,500	9,419,780
VSE Corp.	57,000	9,847,890
		19,267,670
Building Products - 1.6%
Advanced Drainage Systems, Inc.	66,000	9,558,780
Electrical Equipment - 2.3%
American Superconductor Corp.[3]	110,432	3,178,233
Regal Rexnord Corp.	74,600	10,467,872
		13,646,105
Ground Transportation - 1.8%
U-Haul Holding Co.[3,4]	217,800	10,979,298
The accompanying notes are an integral part of the financial statements.

Meridian Funds	7	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
	Shares	Value
Machinery - 2.9%
Energy Recovery, Inc.[3]	377,000	$5,085,730
Hillman Solutions Corp.[3]	671,000	5,810,860
Kornit Digital Ltd. (Israel)[3]	447,000	6,427,860
		17,324,450
Professional Services - 4.9%
CACI International, Inc. Class A3	26,200	13,959,622
Parsons Corp.[3]	144,613	8,937,083
Planet Labs PBC[3,4]	313,000	6,172,360
		29,069,065
Trading Companies & Distributors - 2.3%
Core & Main, Inc. Class A3	202,000	10,497,940
Transcat, Inc.[3]	54,000	3,063,420
		13,561,360
Total Industrials		113,406,728
Information Technology - 18.6%
Electronic Equipment, Instruments & Components - 5.0%
Mirion Technologies, Inc.[3]	585,000	13,700,700
nLight, Inc.[3]	416,717	15,631,054
		29,331,754
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc.[3]	25,000	5,354,000
Ambarella, Inc.[3]	55,000	3,896,200
CEVA, Inc.[3]	511,000	10,996,720
PDF Solutions, Inc.[3]	344,000	9,814,320
Penguin Solutions, Inc.[3,4]	582,782	11,399,216
		41,460,456
Software - 6.1%
Adeia, Inc.	585,000	10,091,250
BlackBerry Ltd. (Canada)[3]	1,326,833	5,028,697
LiveRamp Holdings, Inc.[3]	345,314	10,141,872
Trimble, Inc.[3]	139,656	10,942,048
		36,203,867
Technology Hardware, Storage & Peripherals - 0.5%
Corsair Gaming, Inc.[3]	489,000	2,904,660
Total Information Technology		109,900,737
Materials - 7.8%
Construction Materials - 0.8%
James Hardie Industries Plc[3,4]	228,000	4,731,000
Containers & Packaging - 3.4%
Crown Holdings, Inc.	118,642	12,216,567
Ranpak Holdings Corp.[3]	1,446,000	7,822,860
		20,039,427
Metals & Mining - 3.6%
Constellium SE3	603,379	11,373,694
	Shares	Value
New Gold, Inc. (Canada)[3]	1,124,000	$9,790,040
		21,163,734
Total Materials		45,934,161
Real Estate - 2.8%
Residential REITs - 1.3%
Sun Communities, Inc.	60,312	7,473,260
Specialized REITs - 1.5%
Fermi, Inc.[3,4]	193,000	1,544,000
VICI Properties, Inc.	268,000	7,536,160
		9,080,160
Total Real Estate		16,553,420
Utilities - 5.5%
Electric Utilities - 2.0%
Evergy, Inc.[4]	164,000	11,888,360
Independent Power & Renewable Electricity Producers - 1.9%
Brookfield Renewable Corp. (Canada)[4]	302,300	11,590,182
Water Utilities - 1.6%
Consolidated Water Co. Ltd.	262,000	9,245,980
Total Utilities		32,724,522
Total Common Stocks - 93.8% (Cost $389,330,798)		555,371,583
Preferred Stocks - 1.0%
Information Technology - 1.0%
IT Services - 1.0%
Skyryse, Inc. Series C Acquisition Date: 9/12/25 - 11/17/25, Cost $5,999,967[1,2,3]	222,022	5,999,034
Total Information Technology		5,999,034
Total Preferred Stocks - 1.0% (Cost $5,999,967)		5,999,034
Rights - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Albireo Pharma, Inc. CVR[2,3]	150,750	372,353
Total Health Care		372,353
Total Rights - 0.1% (Cost $0)		372,353

The accompanying notes are an integral part of the financial statements.

Meridian Funds	8	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
	Shares/ Principal Amount	Value
Short-Term Investments - 7.2%
Money Market Funds - 7.2%
Goldman Sachs Financial Square Government Fund, Institutional Class, 3.67% [5]	31,068,914	$31,068,914
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 3.68% [5,6]	11,820,504	11,820,504
Total Money Market Funds (Cost $42,889,418)		42,889,418
Total Short-Term Investments - 7.2% (Cost $42,889,418)		42,889,418
Total Investments - 102.1% (Cost $438,220,183)		604,632,388
Liabilities in Excess of Other Assets - (2.1)%		(12,615,516)
Net Assets - 100.0%		$592,016,872
ADR—American Depositary Receipt
CVR—Contingent Value Rights
PBC—Public Benefit Corporation
Plc—Public Limited Company
SE—Societas Europaea is the Latin term for a public limited liability company
[1]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $6,388,819 and represents 1.08% of net assets.
[2]	Security is valued using significant unobservable inputs in good faith in accordance with procedures Utilized by the Valuation Designee. See Note 1 in Notes to financial statements.
[3]	Non-income producing securities.
[4]	All or portion of this security is on loan at December 31, 2025. Total value of such securities at period-end amounts to $48,630,686 and represents 8.21% of net assets.
[5]	The rate shown is the 7-Day SEC yield as of December 31, 2025.
[6]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	9	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments
December 31, 2025 (Unaudited)
	Shares	Value
Common Stocks - 116.5%
Communication Services - 21.0%
Diversified Telecommunication Services - 0.8%
GCI Liberty, Inc. Class C1	910	$33,861
Verizon Communications, Inc.	5,892	239,981
		273,842
Entertainment - 12.7%
Electronic Arts, Inc.[2]	7,100	1,450,743
Live Nation Entertainment, Inc.[1,2]	16,000	2,280,000
Madison Square Garden Entertainment Corp.[1]	4,977	268,211
Walt Disney Co. (The)	3,546	403,428
		4,402,382
Interactive Media & Services - 4.1%
Angi, Inc.[1]	2,189	28,304
Match Group, Inc.[2]	43,200	1,394,928
		1,423,232
Media - 3.4%
Comcast Corp. Class A2	24,000	717,360
Liberty Broadband Corp. Class C1	4,553	221,276
Sirius XM Holdings, Inc.[3]	11,515	230,242
		1,168,878
Total Communication Services		7,268,334
Consumer Discretionary - 31.4%
Broadline Retail - 2.7%
Amazon.com, Inc.[1]	4,125	952,132
Hotels, Restaurants & Leisure - 19.5%
Airbnb, Inc. Class A1,2	14,400	1,954,368
DraftKings, Inc. Class A1,2	38,400	1,323,264
Las Vegas Sands Corp.[2]	24,000	1,562,160
MGM Resorts International[1,2]	52,800	1,926,672
		6,766,464
Household Durables - 6.0%
D.R. Horton, Inc.[2]	14,500	2,088,435
Specialty Retail - 2.6%
Home Depot, Inc. (The)	1,148	395,027
Valvoline, Inc.[1,2]	16,900	491,114
		886,141
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	3,025	192,723
Total Consumer Discretionary		10,885,895
Consumer Staples - 5.5%
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	473	407,887
Target Corp.	2,234	218,373
		626,260
	Shares	Value
Food Products - 1.8%
Archer-Daniels-Midland Co.[2]	2,400	$137,976
Lamb Weston Holdings, Inc.[2]	11,300	473,357
		611,333
Personal Care Products - 1.9%
Kenvue, Inc.[2]	39,412	679,857
Total Consumer Staples		1,917,450
Energy - 7.1%
Oil, Gas & Consumable Fuels - 7.1%
Cheniere Energy, Inc.[2]	6,700	1,302,413
Chevron Corp.	3,310	504,477
Phillips 66[2]	4,900	632,296
Total Energy		2,439,186
Financials - 13.6%
Banks - 3.4%
JPMorgan Chase & Co.	2,000	644,440
U.S. Bancorp	9,777	521,701
		1,166,141
Capital Markets - 2.8%
Intercontinental Exchange, Inc.	4,398	712,300
S&P Global, Inc.	490	256,069
		968,369
Financial Services - 4.4%
PayPal Holdings, Inc.[2]	14,660	855,851
Visa, Inc. Class A	1,955	685,638
		1,541,489
Insurance - 3.0%
Chubb Ltd.[2]	3,300	1,029,996
Total Financials		4,705,995
Health Care - 8.7%
Biotechnology - 0.2%
GRAIL, Inc.[1,3]	645	55,206
Life Sciences Tools & Services - 5.8%
Danaher Corp.[2]	6,825	1,562,379
Illumina, Inc.[1,2]	3,400	445,944
		2,008,323
Pharmaceuticals - 2.7%
Johnson & Johnson	2,215	458,394
Royalty Pharma Plc Class A	12,759	493,008
		951,402
Total Health Care		3,014,931
Industrials - 8.5%
Commercial Services & Supplies - 8.5%
ACV Auctions, Inc. Class A1	53,594	429,824
GEO Group, Inc. (The)[1,2]	109,500	1,765,140
The accompanying notes are an integral part of the financial statements.

Meridian Funds	10	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
	Shares	Value
GFL Environmental, Inc.	17,526	$752,742
Total Industrials		2,947,706
Information Technology - 14.1%
IT Services - 7.1%
Shopify, Inc. Class A (Canada)[1,2]	15,300	2,462,841
Semiconductors & Semiconductor Equipment - 2.4%
GLOBALFOUNDRIES, Inc.[1]	4,200	146,664
NVIDIA Corp.	2,530	471,845
QUALCOMM, Inc.[2]	1,300	222,365
		840,874
Software - 4.5%
Microsoft Corp.	1,513	731,717
Workday, Inc. Class A1,2	1,300	279,214
Zoom Communications, Inc. Class A1,2	6,300	543,627
		1,554,558
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	88	23,924
Total Information Technology		4,882,197
Materials - 1.5%
Chemicals - 1.5%
International Flavors & Fragrances, Inc.[2]	7,800	525,642
Total Materials		525,642
Real Estate - 2.9%
Real Estate Management & Development - 0.1%
Seaport Entertainment Group, Inc.[1]	1,361	26,907
Specialized REITs - 2.8%
American Tower Corp.	2,096	367,995
Equinix, Inc.	772	591,475
		959,470
Total Real Estate		986,377
Utilities - 2.2%
Electric Utilities - 1.3%
Entergy Corp.	4,787	442,462
	Shares	Value
Independent Power & Renewable Electricity Producers - 0.9%
Vistra Corp.	2,047	$330,243
Total Utilities		772,705
Total Common Stocks - 116.5% (Cost $35,515,125)		40,346,418
	Shares/ Principal Amount
Short-Term Investments - 8.1%
Money Market Funds - 8.1%
Goldman Sachs Financial Square Government Fund, Institutional Class, 3.67% [4] (Cost $2,809,910)	2,809,910	2,809,910
Total Short-Term Investments - 8.1% (Cost $2,809,910)		2,809,910
Total Investments - 124.6% (Cost $38,325,035)		43,156,328
Liabilities in Excess of Other Assets - (24.6)%		(8,522,677)
Net Assets - 100.0%		$34,633,651
Value
Call Options Written - (24.6)%
Total Call Options Written - (24.6)% (Premium received $(8,789,074))	$(8,524,067)

Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	Securities, or a portion thereof, with a value of $27,055,804 were pledged as collateral for written options by the fund.
[3]	All or portion of this security is on loan at December 31, 2025. Total value of such securities at period-end amounts to $285,448 and represents 0.82% of net assets.
[4]	The rate shown is the 7-Day SEC yield as of December 31, 2025.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	11	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
Airbnb, Inc. Class A	$85.00	1/16/26	144	$1,954,368	$(547,495)	$(755,280)
Archer-Daniels-Midland Co.	45.00	1/16/26	24	137,976	(31,157)	(33,600)
Cheniere Energy, Inc.	155.00	1/16/26	67	1,302,413	(284,160)	(275,370)
D.R. Horton, Inc.	120.00	1/16/26	49	705,747	(192,158)	(130,340)
D.R. Horton, Inc.	115.00	1/16/26	96	1,382,688	(362,853)	(302,400)
GEO Group, Inc. (The)	15.00	1/16/26	970	1,563,640	(1,439,324)	(150,350)
Illumina, Inc.	80.00	1/16/26	34	445,944	(265,550)	(227,800)
Lamb Weston Holdings, Inc.	65.00	1/16/26	80	335,120	(205,257)	(80)
Live Nation Entertainment, Inc.	70.00	1/16/26	160	2,280,000	(509,252)	(1,188,800)
Match Group, Inc.	25.00	1/16/26	192	619,968	(254,248)	(165,120)
MGM Resorts International	40.00	1/16/26	384	1,401,216	(524,188)	(4,608)
QUALCOMM, Inc.	185.00	1/16/26	13	222,365	(72,522)	(520)
Valvoline, Inc.	30.00	1/16/26	169	491,114	(224,711)	(7,605)
Zoom Communications, Inc. Class A	55.00	1/16/26	63	543,627	(148,000)	(211,680)
Chubb Ltd.	255.00	3/20/26	33	1,029,996	(136,536)	(204,600)
Las Vegas Sands Corp.	35.00	3/20/26	240	1,562,160	(366,564)	(777,600)
Shopify, Inc. Class A	45.00	3/20/26	153	2,462,841	(559,021)	(1,795,914)
GEO Group, Inc. (The)	18.00	4/17/26	125	201,500	(121,773)	(17,125)
Danaher Corp.	200.00	6/18/26	48	1,098,816	(218,176)	(191,040)
International Flavors & Fragrances, Inc.	65.00	6/18/26	78	525,642	(133,033)	(62,400)
PayPal Holdings, Inc.	60.00	6/18/26	115	671,370	(298,405)	(67,275)
Kenvue, Inc.	18.00	9/18/26	240	414,000	(120,170)	(31,680)
MGM Resorts International	40.00	12/18/26	144	525,456	(221,620)	(77,760)
Comcast Corp. Class A	30.00	1/15/27	240	717,360	(184,582)	(91,200)
DraftKings, Inc. Class A	20.00	1/15/27	384	1,323,264	(586,348)	(648,960)
Electronic Arts, Inc.	115.00	1/15/27	71	1,450,743	(234,788)	(656,750)
Match Group, Inc.	25.00	1/15/27	240	774,960	(296,663)	(224,400)
Phillips 66	110.00	1/15/27	49	632,296	(143,999)	(136,710)
Workday, Inc. Class A	175.00	6/17/27	13	279,214	(106,521)	(87,100)
				Total	$(8,789,074)	$(8,524,067)
The accompanying notes are an integral part of the financial statements.

Meridian Funds	12	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited)
	Shares	Value
Common Stocks - 90.8%
Communication Services - 2.8%
Interactive Media & Services - 2.8%
Angi, Inc.[1]	205,421	$2,656,094
Cargurus, Inc.[1]	153,796	5,898,077
ZipRecruiter, Inc. Class A1	185,976	725,306
Total Communication Services		9,279,477
Consumer Discretionary - 6.1%
Automobile Components - 1.2%
Fox Factory Holding Corp.[1]	95,980	1,642,218
Stoneridge, Inc.[1]	363,042	2,102,013
		3,744,231
Hotels, Restaurants & Leisure - 4.5%
Black Rock Coffee Bar, Inc. Class A1	109,348	2,432,993
First Watch Restaurant Group, Inc.[1]	246,924	3,723,614
Genius Sports Ltd. (United Kingdom)[1]	125,537	1,383,418
Monarch Casino & Resort, Inc.	22,569	2,159,853
Pursuit Attractions and Hospitality, Inc.[1,2]	152,755	5,144,788
		14,844,666
Specialty Retail - 0.4%
Sally Beauty Holdings, Inc.[1]	101,772	1,451,269
Total Consumer Discretionary		20,040,166
Consumer Staples - 3.4%
Tobacco - 3.4%
Turning Point Brands, Inc.	103,397	11,208,235
Total Consumer Staples		11,208,235
Energy - 2.8%
Energy Equipment & Services - 0.5%
NCS Multistage Holdings, Inc.[1]	35,932	1,418,955
Oil, Gas & Consumable Fuels - 2.3%
Crescent Energy Co. Class A	146,276	1,227,256
Viper Energy, Inc. Class A	164,753	6,364,408
		7,591,664
Total Energy		9,010,619
Financials - 4.1%
Capital Markets - 0.9%
WisdomTree, Inc.[2]	253,875	3,094,736
Consumer Finance - 0.5%
Figure Technology Solutions, Inc. Class A1,2	37,931	1,549,102
Financial Services - 1.1%
Remitly Global, Inc.[1]	255,370	3,524,106
	Shares	Value
Insurance - 1.6%
Accelerant Holdings Class A (Cayman Islands)[1,2]	136,464	$2,231,186
Neptune Insurance Holdings, Inc. Class A1	108,278	3,157,387
		5,388,573
Total Financials		13,556,517
Health Care - 32.8%
Biotechnology - 12.4%
4D Molecular Therapeutics, Inc.[1,2]	120,260	901,950
CareDx, Inc.[1]	349,193	6,578,796
CG oncology, Inc.[1,2]	75,884	3,150,704
Kiniksa Pharmaceuticals International Plc[1]	45,981	1,896,716
Neurogene, Inc.[1,2]	113,400	2,336,040
Newamsterdam Pharma Co., N.V. (Netherlands)[1,2]	79,789	2,798,998
Nuvalent, Inc. Class A1	29,409	2,958,251
ORIC Pharmaceuticals, Inc.[1,2]	224,532	1,836,672
PMV Pharmaceuticals, Inc.[1]	1,246,112	1,557,640
Praxis Precision Medicines, Inc.[1]	13,999	4,126,065
ProQR Therapeutics, N.V. (Netherlands)[1,2]	534,000	1,078,680
Veracyte, Inc.[1,2]	160,279	6,747,746
Zenas Biopharma, Inc.[1,2]	126,354	4,587,914
		40,556,172
Health Care Equipment & Supplies - 5.3%
Axogen, Inc.[1]	209,731	6,864,496
Merit Medical Systems, Inc.[1]	45,756	4,032,934
PROCEPT BioRobotics Corp.[1,2]	128,223	4,033,895
Tandem Diabetes Care, Inc.[1,2]	109,241	2,401,117
		17,332,442
Health Care Providers & Services - 6.4%
HealthEquity, Inc.[1]	18,067	1,655,118
Hinge Health, Inc. Class A1	111,984	5,201,657
LifeStance Health Group, Inc.[1]	16,240	114,330
Lumexa Imaging Holdings, Inc.[1]	137,247	2,539,069
Pediatrix Medical Group, Inc.[1]	257,377	5,505,294
Privia Health Group, Inc.[1]	77,322	1,833,305
Progyny, Inc.[1]	162,261	4,166,862
		21,015,635
Health Care Technology - 3.8%
Certara, Inc.[1,2]	535,689	4,719,420
Phreesia, Inc.[1]	154,624	2,616,238
Waystar Holding Corp.[1]	159,865	5,235,579
		12,571,237
Life Sciences Tools & Services - 1.5%
Stevanato Group SpA (Italy)	242,911	4,887,369
The accompanying notes are an integral part of the financial statements.

Meridian Funds	13	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
	Shares	Value
Pharmaceuticals - 3.4%
Cybin, Inc. (Canada)[1,2]	278,147	$2,275,242
Mind Medicine MindMed, Inc.[1]	172,917	2,315,359
Structure Therapeutics, Inc. ADR[1,2]	93,072	6,473,158
		11,063,759
Total Health Care		107,426,614
Industrials - 20.1%
Aerospace & Defense - 1.6%
Byrna Technologies, Inc.[1,2]	186,060	3,123,947
Voyager Technologies, Inc. Class A1,2	76,394	1,996,939
		5,120,886
Commercial Services & Supplies - 3.6%
Cimpress Plc (Ireland)[1,2]	82,934	5,522,575
Montrose Environmental Group, Inc.[1]	131,884	3,274,679
RB Global, Inc. (Canada)	28,263	2,907,415
		11,704,669
Construction & Engineering - 1.4%
Legence Corp. Class A1,2	50,368	2,167,839
Sterling Infrastructure, Inc.[1,2]	7,814	2,392,881
		4,560,720
Machinery - 4.2%
Federal Signal Corp.	56,220	6,104,930
Kadant, Inc.[2]	14,567	4,151,886
SPX Technologies, Inc.[1]	17,746	3,550,265
		13,807,081
Marine Transportation - 2.5%
Kirby Corp.[1]	74,405	8,197,943
Professional Services - 4.0%
Andersen Group, Inc. Class A1	208,314	5,401,582
Asure Software, Inc.[1]	298,636	2,813,151
Forrester Research, Inc.[1]	182,562	1,482,404
TriNet Group, Inc.	59,909	3,542,419
		13,239,556
Trading Companies & Distributors - 2.8%
NPK International, Inc.[1]	458,480	5,465,082
Titan Machinery, Inc.[1,2]	98,245	1,477,605
Transcat, Inc.[1,2]	37,425	2,123,120
		9,065,807
Total Industrials		65,696,662
Information Technology - 14.8%
Electronic Equipment, Instruments & Components - 1.0%
Crane NXT Co.[2]	37,717	1,775,339
	Shares	Value
Mirion Technologies, Inc.[1]	60,843	$1,424,943
		3,200,282
Semiconductors & Semiconductor Equipment - 2.5%
Allegro MicroSystems, Inc. (Japan)[1]	66,356	1,750,471
indie Semiconductor, Inc. Class A (China)[1,2]	545,562	1,925,834
PDF Solutions, Inc.[1]	71,996	2,054,046
Rambus, Inc.[1]	25,402	2,334,190
		8,064,541
Software - 11.3%
8x8, Inc.[1]	1,004,867	1,979,588
Alkami Technology, Inc.[1,2]	266,000	6,136,620
Amplitude, Inc. Class A1	667,677	7,731,700
Cellebrite DI Ltd. (Israel)[1]	99,995	1,802,910
Consensus Cloud Solutions, Inc.[1]	252,994	5,520,329
CS Disco, Inc.[1]	333,119	2,585,003
I3 Verticals, Inc. Class A1,2	111,333	2,804,478
Sprout Social, Inc. Class A1	231,029	2,603,697
Via Transportation, Inc. Class A1,2	53,000	1,537,530
Weave Communications, Inc.[1]	567,973	4,310,915
		37,012,770
Total Information Technology		48,277,593
Materials - 2.5%
Construction Materials - 0.6%
United States Lime & Minerals, Inc.	16,835	2,015,823
Containers & Packaging - 0.5%
Ranpak Holdings Corp.[1,2]	313,211	1,694,472
Metals & Mining - 1.4%
Almonty Industries, Inc. (Canada)[1,2]	497,008	4,378,640
Total Materials		8,088,935
Real Estate - 0.3%
Specialized REITs - 0.3%
Fermi, Inc.[1,2]	109,707	877,656
Total Real Estate		877,656
Utilities - 1.1%
Water Utilities - 1.1%
Pure Cycle Corp.[1]	315,003	3,461,883
Total Utilities		3,461,883
Total Common Stocks - 90.8% (Cost $247,714,045)		296,924,357

The accompanying notes are an integral part of the financial statements.

Meridian Funds	14	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
	Shares	Value
Preferred Stocks - 7.8%
Communication Services - 2.3%
Specialty Retail - 2.3%
Evolve Vacation Rental Network, Inc. Series 8 Acquisition Date: 6/15/18, Cost $3,999,999[1,3,4]	470,013	$7,365,104
Total Communication Services		7,365,104
Health Care - 1.6%
Biotechnology - 1.6%
DNA Script Series C Acquisition Date: 10/8/21, Cost $3,431,721[1,3,4]	3,955	785,700
YAP Therapeutics, Inc. Series B Acquisition Date: 1/12/22, Cost $3,000,005[1,3,4]	64,544	4,506,462
Total Health Care		5,292,162
Information Technology - 2.1%
IT Services - 1.3%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $4,184,983[1,3,4]	169,570	4,212,119
Software - 0.8%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $5,655,320[1,3,4]	128,530	2,654,144
Total Information Technology		6,866,263
Real Estate - 1.8%
Real Estate Management & Development - 1.8%
Apartment List, Inc. Series D Acquisition Date: 12/21/20 - 12/24/20, Cost $5,999,998[1,3,4]	1,642,485	5,978,646
Total Real Estate		5,978,646
Total Preferred Stocks - 7.8% (Cost $26,272,025)		25,502,175
Private Investment Fund - 0.9%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $2,917,695[1,3,5]	2,918	2,787,945
Total Private Investment Fund - 0.9% (Cost $2,917,695)		2,787,945
	Shares	Value
Rights - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Inhibrx, Inc. CVR[1,4]	96,915	$68,810
Total Health Care		68,810
Total Rights - 0.0% (Cost $0)		68,810
	Shares/ Principal Amount
Short-Term Investments - 5.0%
Money Market Funds - 5.0%
Goldman Sachs Financial Square Government Fund, Institutional Class, 3.67% [6]	2,002,969	2,002,969
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 3.68% [6,7]	14,371,088	14,371,088
Total Money Market Funds (Cost $16,374,057)		16,374,057
Total Short-Term Investments - 5.0% (Cost $16,374,057)		16,374,057
Total Investments - 104.5% (Cost $293,277,822)		341,657,344
Liabilities in Excess of Other Assets - (4.5)%		(14,683,018)
Net Assets - 100.0%		$326,974,326

The accompanying notes are an integral part of the financial statements.

Meridian Funds	15	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
ADR—American Depositary Receipt
CVR—Contingent Value Rights
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
SpA—Società per Azioni
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at December 31, 2025. Total value of such securities at period-end amounts to $44,175,288 and represents 13.51% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $28,290,120 and represents 8.65% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures Utilized by the Valuation Designee. See Note 1 in Notes to financial statements.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	The rate shown is the 7-Day SEC yield as of December 31, 2025.
[7]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	16	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Statements of Assets and Liabilities
December 31, 2025 (Unaudited)	Meridian Growth Fund	Meridian Contrarian Fund	Meridian Hedged Equity Fund	Meridian Small Cap Growth Fund
Assets
Investments, at value[1,2]	$583,457,266	$604,632,388	$43,156,328	$341,657,344
Receivables and other assets:
Fund shares purchased	76,919	53,463	—	120,399
Dividends	121,014	426,321	31,119	63,406
Securities lending interest	10,259	16,566	47	17,576
Prepaid expenses	34,395	30,228	25,102	32,271
Total Assets	583,699,853	605,158,966	43,212,596	341,890,996

Liabilities
Collateral held for securities on loan	7,461,758	11,820,504	—	14,371,088
Options written at value[3]	—	—	8,524,067	—
Payables and other accrued expenses:
Fund shares sold	1,285,618	670,324	—	95,922
Investment management fees	418,915	509,066	14,827	252,778
Distribution fees	—	—	—	28
Distribution and service plan fees	575	994	468	1,728
Professional fees	55,407	34,826	19,720	58,114
Directors' fees	19,378	—	453	3,360
Transfer agent fees	95,449	63,980	5,575	59,619
Other	103,125	42,400	13,835	74,033
Total Liabilities	9,440,225	13,142,094	8,578,945	14,916,670
Commitment and Contingencies (see Note 1)
Net Assets	$574,259,628	$592,016,872	$34,633,651	$326,974,326

Net Assets Consist of
Paid-in capital	$463,453,959	$410,735,392	$28,925,810	$286,291,223
Accumulated earnings	110,805,669	181,281,480	5,707,841	40,683,103
Net Assets	$574,259,628	$592,016,872	$34,633,651	$326,974,326
[1] Investments at cost	$479,454,881	$438,220,183	$38,325,035	$293,277,822

[2]	Including securities on loan valued at $48,377,349, $48,630,686, $285,448 and $44,175,288 respectively. See Note 4 in Notes to Financial Statements.
[3]	Written options, premium received of $—, $—, $8,789,074 and $—, respectively.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	17	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Statements of Assets and Liabilities (continued)
December 31, 2025 (Unaudited)	Meridian Growth Fund	Meridian Contrarian Fund	Meridian Hedged Equity Fund	Meridian Small Cap Growth Fund
Net Asset Value
Legacy Class
Net Assets	$513,541,754	$582,529,727	$29,158,138	$10,551,708
Shares outstanding[1]	16,420,428	14,601,136	2,227,710	857,026
Net Asset value per share (offering and redemption price)	$31.27	$39.90	$13.09	$12.31
Institutional Class
Net Assets	$50,176,012	$—	$—	$248,699,256
Shares outstanding[1]	1,601,485	—	—	19,878,892
Net Asset value per share (offering and redemption price)	$31.33	$—	$—	$12.51
Class A
Net Assets	$1,668,620	$2,198,318	$2,019,802	$5,559,892
Shares outstanding[1]	57,510	57,849	160,732	482,563
Net Asset value per share (offering and redemption price)	$29.01	$38.00	$12.57	$11.52
Class C
Net Assets	$268,912	$590,455	$5,390	$597,660
Shares outstanding[1]	10,107	17,002	453	58,134
Net Asset value per share (offering and redemption price)	$26.61	$34.73	$11.90	$10.28
Investor Class
Net Assets	$8,604,330	$6,698,372	$3,450,321	$61,565,810
Shares outstanding[1]	280,745	170,343	264,375	5,057,115
Net Asset value per share (offering and redemption price)	$30.65	$39.32	$13.05	$12.17

[1]	500,000,000 shares authorized, $0.01 par value.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	18	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Statements of Operations
For the Six Months Ended December 31, 2025 (Unaudited)	Meridian Growth Fund	Meridian Contrarian Fund	Meridian Hedged Equity Fund	Meridian Small Cap Growth Fund
Investment Income
Dividends	$1,457,251	$3,097,852	$288,025	$688,301
Foreign taxes withheld	(10,405)	(50,181)	(308)	(2,886)
Securities lending[1]	49,923	291,289	281	84,081
Total investment income	1,496,769	3,338,960	287,998	769,496

Expenses
Investment management fees	2,753,156	2,994,203	162,517	1,737,715
Custodian fees	53,443	34,434	5,538	26,431
Distribution and service plan fees:
Class A	1,546	2,815	2,368	5,833
Class C	1,424	2,878	28	3,388
Directors' fees	94,153	60,341	4,602	39,450
Pricing fees	57,007	43,103	11,584	47,236
Audit and tax fees	22,303	20,771	15,326	25,460
Legal fees	21,430	13,991	924	6,861
Registration and filing fees	55,291	47,811	45,816	55,349
Shareholder communications fees	57,191	37,728	15,240	25,900
Transfer agent fees	253,107	202,977	15,668	151,739
Recoupment of investment advisory fees previously waived	—	96	—	511
Miscellaneous expenses	53,538	35,251	10,604	26,927
Total expenses	3,423,589	3,496,399	290,215	2,152,800
Less waivers and/or reimbursements (Note 6)	(14,533)	—	(64,994)	(165,308)
Net expenses	3,409,056	3,496,399	225,221	1,987,492
Net investment income (loss)	(1,912,287)	(157,439)	62,777	(1,217,996)

Realized and Unrealized Gain (Loss)
Net realized gain/(loss) on investments and foreign currency transactions	9,477,210	32,638,251	2,485,899	(3,088,942)
Net realized gain on written options	—	272,194	324,702	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(23,722,631)	18,457,168	(3,476,206)	22,290,979
Net change in unrealized appreciation on written options	—	—	1,236,245	—
Total realized and unrealized gain/(loss)	(14,245,421)	51,367,613	570,640	19,202,037
Net increase/(decrease) in net assets resulting from operations	$(16,157,708)	$51,210,174	$633,417	$17,984,041

[1]	Net of rebates and fees paid to borrowers.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	19	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Statements of Changes in Net Assets
	Meridian Growth Fund		Meridian Contrarian Fund
Changes in Net Assets From:	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Operations
Net investment income/(loss)	$(1,912,287)	$(4,203,956)	$(157,439)	$1,725,771
Net realized gain	9,477,210	112,522,003	32,910,445	52,353,215
Net change in unrealized appreciation/(depreciation)	(23,722,631)	(88,812,326)	18,457,168	32,832,555
Net increase/(decrease) in net assets resulting from operations	(16,157,708)	19,505,721	51,210,174	86,911,541

Distributions to Shareholders:
Legacy Class	(43,641,276)	(851,664)	(67,316,593)	(22,856,624)
Institutional Class	(4,152,923)	(350,433)	—	—
Class A	(142,532)	(3,564)	(276,659)	(63,515)
Class C	(25,835)	(711)	(74,069)	(23,069)
Investor Class	(757,539)	(22,046)	(818,117)	(535,918)
Decrease in net assets from distributions	(48,720,105)	(1,228,418)	(68,485,438)	(23,479,126)

Fund Share Transactions
Net increase/(decrease) in net assets resulting from fund share transactions (Note 2)	(148,137,959)	(378,066,543)	35,246,310	(54,134,488)
Total increase/(decrease) in net assets	(213,015,772)	(359,789,240)	17,971,046	9,297,927

Net Assets
Beginning of Period	787,275,400	1,147,064,640	574,045,826	564,747,899
End of Period	$574,259,628	$787,275,400	$592,016,872	$574,045,826
The accompanying notes are an integral part of the financial statements.

Meridian Funds	20	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Statements of Changes in Net Assets (continued)
	Meridian Hedged Equity Fund		Meridian Small Cap Growth Fund
Changes in Net Assets From:	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Operations
Net investment income/(loss)	$62,777	$225,853	$(1,217,996)	$(2,826,119)
Net realized gain/(loss)	2,810,601	388,496	(3,088,942)	47,489,022
Net change in unrealized appreciation/(depreciation)	(2,239,961)	4,165,776	22,290,979	(31,316,609)
Net increase in net assets resulting from operations	633,417	4,780,125	17,984,041	13,346,294

Distributions to Shareholders:
Legacy Class	(2,003,135)	(5,177,449)	(800,394)	(241,124)
Institutional Class	—	—	(18,145,786)	(5,195,528)
Class A	(151,698)	(275,215)	(437,221)	(182,310)
Class C	(370)	(822)	(51,102)	(31,777)
Investor Class	(234,915)	(352,475)	(4,568,174)	(2,030,735)
Decrease in net assets from distributions	(2,390,118)	(5,805,961)	(24,002,677)	(7,681,474)

Fund Share Transactions
Net decrease in net assets resulting from fund share transactions (Note 2)	(6,637,722)	(1,220,048)	(16,828,434)	(97,049,550)
Total decrease in net assets	(8,394,423)	(2,245,884)	(22,847,070)	(91,384,730)

Net Assets
Beginning of Period	43,028,074	45,273,958	349,821,396	441,206,126
End of Period	$34,633,651	$43,028,074	$326,974,326	$349,821,396
The accompanying notes are an integral part of the financial statements.

Meridian Funds	21	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Legacy Class	2025 (Unaudited)	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period	$34.80	$34.35	$34.20	$33.95	$55.49	$35.86
Income (loss) from investment operations:
Net investment loss[1]	(0.09)	(0.15)	(0.09)	(0.11)	(0.21)	(0.24)
Net realized and unrealized gain (loss)	(0.62)	0.64	0.24	4.46	(13.93)	20.29
Net increase (decrease) from investment operations	(0.71)	0.49	0.15	4.35	(14.14)	20.05
Less distributions to shareholders:
Distributions from net realized capital gains	(2.82)	(0.04)	—	(4.10)	(7.40)	(0.42)
Total distributions to shareholders	(2.82)	(0.04)	—	(4.10)	(7.40)	(0.42)
Redemption fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$31.27	$34.80	$34.35	$34.20	$33.95	$55.49
Total return	(2.16)%[3]	1.43%	0.44%	14.67%	(29.20)%	56.11%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.54)%[4,5]	(0.43)%[4]	(0.27)%[4]	(0.31)%[4]	(0.43)%[4]	(0.51)%[4]
Ratio of expenses to average net assets	0.96%[4,5]	0.91%[4]	0.90%[4]	0.88%[4]	0.85%[4]	0.84%[4]

Supplemental Data
Net Assets, End of Period (000's)	$513,542	$619,120	$737,420	$930,493	$962,311	$1,503,022
Portfolio Turnover Rate	24%[3]	40%	33%	47%	42%	30%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[5]	Annualized.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	22	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Institutional Class	2025 (Unaudited)	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period	$34.84	$34.38	$34.22	$33.96	$55.48	$35.85
Income (loss) from investment operations:
Net investment loss[1]	(0.08)	(0.14)	(0.08)	(0.09)	(0.19)	(0.23)
Net realized and unrealized gain (loss)	(0.61)	0.64	0.24	4.45	(13.93)	20.28
Net increase (decrease) from investment operations	(0.69)	0.50	0.16	4.36	(14.12)	20.05
Less distributions to shareholders:
Distributions from net realized capital gains	(2.82)	(0.04)	—	(4.10)	(7.40)	(0.42)
Total distributions to shareholders	(2.82)	(0.04)	—	(4.10)	(7.40)	(0.42)
Redemption fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$31.33	$34.84	$34.38	$34.22	$33.96	$55.48
Total return	(2.10)%[3]	1.46%	0.47%	14.69%	(29.17)%	56.13%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.47)%[4,5]	(0.40)%[4]	(0.24)%[4]	(0.27)%[4]	(0.40)%[4]	(0.49)%[4]
Ratio of expenses to average net assets:
Total expenses	0.92%[4,5]	0.88%[4]	0.87%[4]	0.85%[4]	0.82%[4]	0.82%[4]
After fees waived[6]	0.90%[4,5]	0.88%[4]	0.87%[4]	0.85%[4]	0.82%[4]	0.82%[4]
After fees waived and excluding recoupment of past waived fees	0.90%[4,5]	0.88%[4]	—	—	—	—

Supplemental Data
Net Assets, End of Period (000's)	$50,176	$152,344	$386,379	$488,196	$422,429	$660,985
Portfolio Turnover Rate	24%[3]	40%	33%	47%	42%	30%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[5]	Annualized.
[6]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	23	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Class A	2025 (Unaudited)	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period	$32.53	$32.17	$32.09	$32.16	$53.12	$34.45
Income (loss) from investment operations:
Net investment loss[1]	(0.13)	(0.22)	(0.14)	(0.17)	(0.34)	(0.37)
Net realized and unrealized gain (loss)	(0.57)	0.62	0.22	4.20	(13.22)	19.46
Net increase (decrease) from investment operations	(0.70)	0.40	0.08	4.03	(13.56)	19.09
Less distributions to shareholders:
Distributions from net realized capital gains	(2.82)	(0.04)	—	(4.10)	(7.40)	(0.42)
Total distributions to shareholders	(2.82)	(0.04)	—	(4.10)	(7.40)	(0.42)
Redemption fees	—	0.00[2]	—	—	—	0.00[2]
Net asset value, end of period	$29.01	$32.53	$32.17	$32.09	$32.16	$53.12
Total return[3]	(2.28)%[4]	1.25%	0.25%	14.48%	(29.43)%	55.62%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.81)%[5,6]	(0.66)%[5]	(0.44)%[5]	(0.52)%[5]	(0.75)%[5]	(0.82)%[5]
Ratio of expenses to average net assets	1.22%[5,6]	1.14%[5]	1.07%[5]	1.08%[5]	1.17%[5]	1.16%[5]

Supplemental Data
Net Assets, End of Period (000's)	$1,669	$2,088	$2,719	$3,414	$4,163	$6,045
Portfolio Turnover Rate	24%[4]	40%	33%	47%	42%	30%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	Not Annualized.
[5]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[6]	Annualized.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	24	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Class C	2025 (Unaudited)	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period	$30.17	$30.06	$30.19	$30.73	$51.42	$33.60
Income (loss) from investment operations:
Net investment loss[1]	(0.22)	(0.42)	(0.33)	(0.39)	(0.64)	(0.66)
Net realized and unrealized gain (loss)	(0.52)	0.57	0.20	3.95	(12.65)	18.90
Net increase (decrease) from investment operations	(0.74)	0.15	(0.13)	3.56	(13.29)	18.24
Less distributions to shareholders:
Distributions from net realized capital gains	(2.82)	(0.04)	—	(4.10)	(7.40)	(0.42)
Total distributions to shareholders	(2.82)	(0.04)	—	(4.10)	(7.40)	(0.42)
Redemption fees	—	—	—	—	—	—
Net asset value, end of period	$26.61	$30.17	$30.06	$30.19	$30.73	$51.42
Total return[2]	(2.59)%[3]	0.50%	(0.43)%	13.56%	(29.91)%	54.49%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(1.51)%[4,5]	(1.35)%[4]	(1.14)%[4]	(1.30)%[4]	(1.44)%[4]	(1.53)%[4]
Ratio of expenses to average net assets	1.92%[4,5]	1.82%[4]	1.78%[4]	1.84%[4]	1.87%[4]	1.87%[4]

Supplemental Data
Net Assets, End of Period (000's)	$269	$336	$677	$961	$1,459	$2,899
Portfolio Turnover Rate	24%[3]	40%	33%	47%	42%	30%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Excludes the effects of any sales charges.
[3]	Not Annualized.
[4]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[5]	Annualized.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	25	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Investor Class	2025 (Unaudited)	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period	$34.17	$33.75	$33.62	$33.46	$54.83	$35.46
Income (loss) from investment operations:
Net investment loss[1]	(0.11)	(0.17)	(0.10)	(0.13)	(0.23)	(0.20)
Net realized and unrealized gain (loss)	(0.59)	0.63	0.23	4.39	(13.74)	19.99
Net increase (decrease) from investment operations	(0.70)	0.46	0.13	4.26	(13.97)	19.79
Less distributions to shareholders:
Distributions from net realized capital gains	(2.82)	(0.04)	—	(4.10)	(7.40)	(0.42)
Total distributions to shareholders	(2.82)	(0.04)	—	(4.10)	(7.40)	(0.42)
Redemption fees	—	0.00[2]	0.00[2]	0.00[2]	—	0.00[2]
Net asset value, end of period	$30.65	$34.17	$33.75	$33.62	$33.46	$54.83
Total return	(2.17)%[3]	1.37%	0.39%	14.61%	(29.25)%	56.01%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.62)%[4,5]	(0.48)%[4]	(0.31)%[4]	(0.38)%[4]	(0.50)%[4]	(0.47)%[4]
Ratio of expenses to average net assets	1.03%[4,5]	0.96%[4]	0.96%[4]	0.94%[4]	0.92%[4]	0.87%[4]

Supplemental Data
Net Assets, End of Period (000's)	$8,604	$13,388	$19,871	$33,267	$40,639	$62,145
Portfolio Turnover Rate	24%[3]	40%	33%	47%	42%	30%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[5]	Annualized.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	26	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Legacy Class	2025 (Unaudited)	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period	$41.26	$36.79	$37.68	$36.27	$50.21	$31.63
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)	0.12	0.16	0.16	(0.01)	(0.04)
Net realized and unrealized gain (loss)	3.76	5.99	0.94	5.17	(7.44)	20.68
Net increase (decrease) from investment operations	3.75	6.11	1.10	5.33	(7.45)	20.64
Less distributions to shareholders:
Distributions from net investment income	(0.14)	(0.19)	(0.17)	—	—	(0.94)
Distributions from net realized capital gains	(4.97)	(1.45)	(1.82)	(3.92)	(6.49)	(1.12)
Total distributions to shareholders	(5.11)	(1.64)	(1.99)	(3.92)	(6.49)	(2.06)
Redemption fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—	0.00[2]
Net asset value, end of period	$39.90	$41.26	$36.79	$37.68	$36.27	$50.21
Total return	9.04%[3]	16.91%	3.02%	15.71%	(17.18)%	66.77%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	(0.05)%[4]	0.31%	0.45%	0.44%	(0.03)%	(0.11)%
Ratio of expenses to average net assets	1.17%[4]	1.17%	1.17%	1.15%	1.12%	1.11%

Supplemental Data
Net Assets, End of Period (000's)	$582,530	$564,372	$545,609	$596,928	$560,554	$730,712
Portfolio Turnover Rate	27%[3]	45%	58%	54%	57%	72%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	Annualized.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	27	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Class A	2025 (Unaudited)	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period	$39.46	$35.26	$36.13	$35.04	$48.85	$30.83
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.07)	0.01	0.05	0.05	(0.17)	(0.21)
Net realized and unrealized gain (loss)	3.62	5.73	0.91	4.96	(7.17)	20.17
Net increase (decrease) from investment operations	3.55	5.74	0.96	5.01	(7.34)	19.96
Less distributions to shareholders:
Distributions from net investment income	(0.04)	(0.09)	(0.01)	—	—	(0.82)
Distributions from net realized capital gains	(4.97)	(1.45)	(1.82)	(3.92)	(6.49)	(1.12)
Total distributions to shareholders	(5.01)	(1.54)	(1.83)	(3.92)	(6.49)	(1.94)
Redemption fees	0.00[2]	0.00[2]	—	—	0.02	0.00[2]
Net asset value, end of period	$38.00	$39.46	$35.26	$36.13	$35.04	$48.85
Total return[3]	8.95%[4]	16.58%	2.74%	15.33%	(17.40)%	66.22%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	(0.32)%[5]	0.03%	0.14%	0.13%	(0.38)%	(0.51)%
Ratio of expenses to average net assets	1.44%[5]	1.46%	1.44%	1.46%	1.46%	1.43%

Supplemental Data
Net Assets, End of Period (000's)	$2,198	$2,014	$1,424	$2,451	$2,057	$3,403
Portfolio Turnover Rate	27%[4]	45%	58%	54%	57%	72%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	Not Annualized.
[5]	Annualized.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	28	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Class C	2025 (Unaudited)	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period	$36.59	$32.97	$34.16	$33.56	$47.38	$30.13
Income (loss) from investment operations:
Net investment loss[1]	(0.22)	(0.26)	(0.20)	(0.20)	(0.43)	(0.53)
Net realized and unrealized gain (loss)	3.33	5.33	0.83	4.72	(6.91)	19.69
Net increase (decrease) from investment operations	3.11	5.07	0.63	4.52	(7.34)	19.16
Less distributions to shareholders:
Distributions from net investment income	—	—	—	—	—	(0.79)
Distributions from net realized capital gains	(4.97)	(1.45)	(1.82)	(3.92)	(6.49)	(1.12)
Total distributions to shareholders	(4.97)	(1.45)	(1.82)	(3.92)	(6.49)	(1.91)
Redemption fees	—	—	—	0.00[2]	0.01	—
Net asset value, end of period	$34.73	$36.59	$32.97	$34.16	$33.56	$47.38
Total return[3]	8.45%[4]	15.67%	1.93%	14.50%	(18.01)%	65.03%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(1.13)%[5]	(0.77)%	(0.61)%	(0.59)%	(1.06)%	(1.27)%
Ratio of expenses to average net assets:
Total expenses	2.25%[5]	2.25%	2.24%	2.23%	2.19%	2.16%
After fees waived[6]	2.25%[5]	2.25%	2.23%	2.20%	2.19%	2.16%
After fees waived and excluding recoupment of past waived fees	2.22%	2.24%	—	—	—	—

Supplemental Data
Net Assets, End of Period (000's)	$590	$539	$570	$583	$403	$193
Portfolio Turnover Rate	27%[4]	45%	58%	54%	57%	72%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	Not Annualized.
[5]	Annualized.
[6]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	29	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Investor Class	2025 (Unaudited)	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period	$40.72	$36.32	$37.22	$35.89	$49.77	$31.37
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.02)	0.10	0.16	0.16	(0.05)	(0.11)
Net realized and unrealized gain (loss)	3.70	5.92	0.91	5.09	(7.34)	20.54
Net increase (decrease) from investment operations	3.68	6.02	1.07	5.25	(7.39)	20.43
Less distributions to shareholders:
Distributions from net investment income	(0.11)	(0.17)	(0.15)	—	—	(0.91)
Distributions from net realized capital gains	(4.97)	(1.45)	(1.82)	(3.92)	(6.49)	(1.12)
Total distributions to shareholders	(5.08)	(1.62)	(1.97)	(3.92)	(6.49)	(2.03)
Redemption fees	0.00[2]	0.00[2]	0.00[2]	—	0.00[2]	0.00[2]
Net asset value, end of period	$39.32	$40.72	$36.32	$37.22	$35.89	$49.77
Total return	9.00%[3]	16.88%	3.00%	15.65%	(17.21)%	66.65%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	(0.10)%[4]	0.26%	0.43%	0.43%	(0.11)%	(0.28)%
Ratio of expenses to average net assets	1.22%[4]	1.20%	1.20%	1.19%	1.18%	1.19%

Supplemental Data
Net Assets, End of Period (000's)	$6,698	$7,121	$17,144	$16,487	$11,088	$5,690
Portfolio Turnover Rate	27%[3]	45%	58%	54%	57%	72%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	Annualized.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	30	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Legacy Class	2025 (Unaudited)	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period	$13.80	$14.22	$12.51	$12.26	$17.80	$15.17
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.07	0.09	0.02	(0.04)	(0.05)
Net realized and unrealized gain (loss)	0.20	1.44	1.70	1.28	(1.74)	4.82
Net increase (decrease) from investment operations	0.23	1.51	1.79	1.30	(1.78)	4.77
Less distributions to shareholders:
Distributions from net investment income	(0.19)	(0.11)	(0.02)	—	—	—
Distributions from net realized capital gains	(0.75)	(1.82)	(0.06)	(1.05)	(3.76)	(2.14)
Total distributions to shareholders	(0.94)	(1.93)	(0.08)	(1.05)	(3.76)	(2.14)
Redemption fees	—	—	0.00[2]	—	—	—
Net asset value, end of period	$13.09	$13.80	$14.22	$12.51	$12.26	$17.80
Total return	1.75%[3]	11.26%	14.37%	11.52%	(13.52)%	33.17%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	0.37%[4]	0.52%	0.71%	0.16%	(0.29)%	(0.31)%
Ratio of expenses to average net assets:
Total expenses	1.61%[4]	1.40%	1.44%	1.33%	1.20%	1.25%
Before fees waived and excluding recoupment of past waived fees	1.61%[4]	1.40%	1.44%	1.33%	1.20%	1.24%
After fees waived and excluding recoupment of past waived fees[5]	1.25%[4]	1.25%	1.25%	1.25%	1.20%	1.24%
After fees waived and Excluding recoupment of past waived fees and interest and dividend expenses[5]	1.25%[4]	1.25%	1.25%	1.25%	1.20%	1.24%

Supplemental Data
Net Assets, End of Period (000's)	$29,158	$37,915	$41,038	$43,993	$46,636	$60,565
Portfolio Turnover Rate	2%[3]	40%	33%	43%	74%	96%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	Annualized.
[5]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	31	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Class A	2025 (Unaudited)	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period	$13.27	$13.74	$12.10	$11.94	$17.48	$14.97
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.04	0.06	(0.02)	(0.10)	(0.11)
Net realized and unrealized gain (loss)	0.20	1.38	1.64	1.23	(1.68)	4.76
Net increase (decrease) from investment operations	0.21	1.42	1.70	1.21	(1.78)	4.65
Less distributions to shareholders:
Distributions from net investment income	(0.16)	(0.07)	—	—	—	—
Distributions from net realized capital gains	(0.75)	(1.82)	(0.06)	(1.05)	(3.76)	(2.14)
Total distributions to shareholders	(0.91)	(1.89)	(0.06)	(1.05)	(3.76)	(2.14)
Redemption fees	—	0.00[2]	—	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$12.57	$13.27	$13.74	$12.10	$11.94	$17.48
Total return[3]	1.63%[4]	11.00%	14.09%	11.05%	(13.80)%	32.78%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	0.12%[5]	0.28%	0.44%	(0.20)%	(0.63)%	(0.66)%
Ratio of expenses to average net assets:
Total expenses	1.91%[5]	1.71%	1.68%	1.62%	1.54%	1.60%
Before fees waived and excluding recoupment of past waived fees	1.91%[5]	1.71%	1.68%	1.62%	1.53%	1.57%
After fees waived and excluding recoupment of past waived fees[6]	1.50%[5]	1.50%	1.53%	1.60%	1.53%	1.57%
After fees waived and excluding recoupment of past waived fees and interest and dividend expenses[6]	1.50%[5]	1.50%	1.53%	1.60%	1.53%	1.57%

Supplemental Data
Net Assets, End of Period (000's)	$2,020	$2,157	$1,663	$1,414	$1,844	$2,117
Portfolio Turnover Rate	2%[4]	40%	33%	43%	74%	96%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	Not Annualized.
[5]	Annualized.
[6]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	32	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Class C	2025 (Unaudited)	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period	$12.57	$13.13	$11.64	$11.57	$17.13	$14.76
Income (loss) from investment operations:
Net investment loss[1]	(0.04)	(0.06)	(0.03)	(0.07)	(0.15)	(0.17)
Net realized and unrealized gain (loss)	0.18	1.32	1.58	1.19	(1.65)	4.68
Net increase (decrease) from investment operations	0.14	1.26	1.55	1.12	(1.80)	4.51
Less distributions to shareholders:
Distributions from net investment income	(0.06)	—	—	—	—	—
Distributions from net realized capital gains	(0.75)	(1.82)	(0.06)	(1.05)	(3.76)	(2.14)
Total distributions to shareholders	(0.81)	(1.82)	(0.06)	(1.05)	(3.76)	(2.14)
Redemption fees	—	—	—	—	—	—
Net asset value, end of period	$11.90	$12.57	$13.13	$11.64	$11.57	$17.13
Total return[2]	1.18%[3]	10.18%	13.35%	10.60%	(14.23)%	32.27%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.63)%[4]	(0.48)%	(0.27)%	(0.60)%	(1.05)%	(1.05)%
Ratio of expenses to average net assets:
Total expenses	2.85%[4]	2.64%	2.41%	2.25%	2.17%	2.20%
Excluding recoupment of past waived fees	2.85%[4]	2.64%	2.41%	2.25%	2.17%	2.20%
After fees waived and excluding recoupment of past waived fees[5]	2.25%[4]	2.25%	2.17%	2.00%	2.00%	2.00%
After fees waived and excluding recoupment of past waived fees and interest and dividend expenses[5]	2.25%[4]	2.25%	2.17%	2.00%	2.00%	2.00%

Supplemental Data
Net Assets, End of Period (000's)	$5	$6	$6	$24	$58	$10
Portfolio Turnover Rate	2%[3]	40%	33%	43%	74%	96%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Excludes the effects of any sales charges.
[3]	Not Annualized.
[4]	Annualized.
[5]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	33	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Investor Class	2025 (Unaudited)	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period	$13.77	$14.16	$12.45	$12.22	$17.76	$15.12
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.07	0.09	0.01	(0.04)	(0.04)
Net realized and unrealized gain (loss)	0.20	1.47	1.69	1.27	(1.74)	4.81
Net increase (decrease) from investment operations	0.22	1.54	1.78	1.28	(1.78)	4.77
Less distributions to shareholders:
Distributions from net investment income	(0.19)	(0.11)	(0.01)	—	—	—
Distributions from net realized capital gains	(0.75)	(1.82)	(0.06)	(1.05)	(3.76)	(2.14)
Total distributions to shareholders	(0.94)	(1.93)	(0.07)	(1.05)	(3.76)	(2.14)
Redemption fees	—	0.00[2]	—	—	—	0.01
Net asset value, end of period	$13.05	$13.77	$14.16	$12.45	$12.22	$17.76
Total return	1.66%[3]	11.53%	14.34%	11.38%	(13.55)%	33.37%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	0.36%[4]	0.54%	0.70%	0.09%	(0.27)%	(0.26)%
Ratio of expenses to average net assets:
Total expenses	1.61%[4]	1.39%	1.43%	1.33%	1.19%	1.20%
Before fees waived and excluding recoupment of past waived fees	1.61%[4]	1.39%	1.43%	1.33%	1.19%	1.20%
After fees waived and excluding recoupment of past waived fees and interest and dividend expenses	1.25%[4]	1.25%	1.28%	1.33%	1.19%	1.20%

Supplemental Data
Net Assets, End of Period (000's)	$3,450	$2,950	$2,568	$2,168	$2,031	$1,957
Portfolio Turnover Rate	2%[3]	40%	33%	43%	74%	96%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	Annualized.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	34	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Legacy Class	2025 (Unaudited)	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period	$12.61	$12.53	$12.01	$11.82	$23.30	$14.71
Income (loss) from investment operations:
Net investment loss[1]	(0.05)	(0.10)	(0.08)	(0.09)	(0.16)	(0.15)
Net realized and unrealized gain (loss)	0.71	0.43	0.60	1.81	(5.96)	9.13
Net increase (decrease) from investment operations	0.66	0.33	0.52	1.72	(6.12)	8.98
Less distributions to shareholders:
Distributions from net realized capital gains	(0.96)	(0.25)	—	(1.53)	(5.36)	(0.39)
Total distributions to shareholders	(0.96)	(0.25)	—	(1.53)	(5.36)	(0.39)
Redemption fees	—	—	—	0.00[2]	—	—
Net asset value, end of period	$12.31	$12.61	$12.53	$12.01	$11.82	$23.30
Total return	5.14%[3]	2.51%	4.33%	16.25%	(32.39)%	61.51%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.81)%[4,5]	(0.80)%[4]	(0.64)%[4]	(0.74)%[4]	(0.88)%[4]	(0.75)%[4]
Ratio of expenses to average net assets:
Total expenses	1.25%[4,5]	1.25%[4]	1.25%[4]	1.21%[4]	1.15%[4]	1.12%[4]
After fees waived[6]	1.25%[4,5]	1.25%[4]	1.23%[4]	1.20%[4]	1.15%[4]	1.12%[4]
After fees waived and excluding recoupment of past waived fees[6]	1.24%[4,5]	1.21%[4]	—	—	—	—

Supplemental Data
Net Assets, End of Period (000's)	$10,552	$10,961	$16,910	$30,447	$30,519	$41,481
Portfolio Turnover Rate	32%[3]	37%	42%	53%	45%	32%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[5]	Annualized.
[6]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	35	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Institutional Class	2025 (Unaudited)	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period	$12.79	$12.68	$12.14	$11.92	$23.44	$14.79
Income (loss) from investment operations:
Net investment loss[1]	(0.04)	(0.09)	(0.06)	(0.08)	(0.15)	(0.14)
Net realized and unrealized gain (loss)	0.72	0.45	0.60	1.83	(6.01)	9.18
Net increase (decrease) from investment operations	0.68	0.36	0.54	1.75	(6.16)	9.04
Less distributions to shareholders:
Distributions from net realized capital gains	(0.96)	(0.25)	—	(1.53)	(5.36)	(0.39)
Total distributions to shareholders	(0.96)	(0.25)	—	(1.53)	(5.36)	(0.39)
Redemption fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$12.51	$12.79	$12.68	$12.14	$11.92	$23.44
Total return	5.22%[3]	2.72%	4.45%	16.38%	(32.36)%	61.59%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.66)%[4,5]	(0.65)%[4]	(0.49)%[4]	(0.65)%[4]	(0.82)%[4]	(0.72)%[4]
Ratio of expenses to average net assets:
Total expenses	1.21%[4,5]	1.17%[4]	1.19%[4]	1.15%[4]	1.09%[4]	1.10%[4]
Before fees waived and excluding recoupment of past waived fees	1.21%[4,5]	1.17%[4]	1.19%[4]	1.15%[4]	1.09%[4]	1.09%[4]
After fees waived and excluding recoupment of past waived fees[6]	1.10%[4,5]	1.10%[4]	1.10%[4]	1.10%[4]	1.09%[4]	1.09%[4]

Supplemental Data
Net Assets, End of Period (000's)	$248,699	$259,246	$296,282	$300,507	$316,076	$611,787
Portfolio Turnover Rate	32%[3]	37%	42%	53%	45%	32%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[5]	Annualized.
[6]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	36	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Class A	2025 (Unaudited)	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period	$11.87	$11.84	$11.38	$11.31	$22.62	$14.33
Income (loss) from investment operations:
Net investment loss[1]	(0.06)	(0.13)	(0.10)	(0.12)	(0.21)	(0.20)
Net realized and unrealized gain (loss)	0.67	0.41	0.56	1.72	(5.74)	8.88
Net increase (decrease) from investment operations	0.61	0.28	0.46	1.60	(5.95)	8.68
Less distributions to shareholders:
Distributions from net realized capital gains	(0.96)	(0.25)	—	(1.53)	(5.36)	(0.39)
Total distributions to shareholders	(0.96)	(0.25)	—	(1.53)	(5.36)	(0.39)
Redemption fees	0.00[2]	0.00[2]	—	0.00[2]	0.00[2]	—
Net asset value, end of period	$11.52	$11.87	$11.84	$11.38	$11.31	$22.62
Total return[3]	5.04%[4]	2.23%	4.04%	15.90%	(32.63)%	61.05%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(1.05)%[5,6]	(1.05)%[5]	(0.94)%[5]	(1.04)%[5]	(1.22)%[5]	(1.10)%[5]
Ratio of expenses to average net assets:
Total expenses	1.56%[5,6]	1.53%[5]	1.59%[5]	1.49%[5]	1.49%[5]	1.48%[5]
After fees waived[7]	1.50%[5,6]	1.50%[5]	1.54%[5]	1.49%[5]	1.49%[5]	1.48%[5]

Supplemental Data
Net Assets, End of Period (000's)	$5,560	$6,407	$9,898	$14,667	$20,946	$35,335
Portfolio Turnover Rate	32%[4]	37%	42%	53%	45%	32%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	Not Annualized.
[5]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[6]	Annualized.
[7]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	37	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Class C	2025 (Unaudited)	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period	$10.73	$10.81	$10.46	$10.59	$21.68	$13.84
Income (loss) from investment operations:
Net investment loss[1]	(0.10)	(0.20)	(0.17)	(0.19)	(0.31)	(0.32)
Net realized and unrealized gain (loss)	0.61	0.37	0.52	1.59	(5.42)	8.55
Net increase (decrease) from investment operations	0.51	0.17	0.35	1.40	(5.73)	8.23
Less distributions to shareholders:
Distributions from net realized capital gains	(0.96)	(0.25)	—	(1.53)	(5.36)	(0.39)
Total distributions to shareholders	(0.96)	(0.25)	—	(1.53)	(5.36)	(0.39)
Redemption fees	—	—	—	0.00[2]	—	—
Net asset value, end of period	$10.28	$10.73	$10.81	$10.46	$10.59	$21.68
Total return[3]	4.64%[4]	1.41%	3.35%	15.03%	(33.10)%	59.94%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(1.81)%[5,6]	(1.81)%[5]	(1.66)%[5]	(1.79)%[5]	(1.90)%[5]	(1.78)%[5]
Ratio of expenses to average net assets:
Total expenses	2.26%[5,6]	2.25%[5]	2.28%[5]	2.22%[5]	2.17%[5]	2.16%[5]
After fees waived[7]	2.25%[5,6]	2.25%[5]	2.25%[5]	2.22%[5]	2.17%[5]	2.16%[5]
After fees waived and excluding recoupment of past waived fees[7]	2.25%[5,6]	2.23%[5]	—	—	—	—

Supplemental Data
Net Assets, End of Period (000's)	$598	$810	$2,009	$3,374	$4,241	$8,324
Portfolio Turnover Rate	32%[4]	37%	42%	53%	45%	32%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	Not Annualized.
[5]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[6]	Annualized.
[7]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	38	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Financial Highlights
	For the Six Months Ended December 31,	For the Fiscal Year Ended June 30,
Investor Class	2025 (Unaudited)	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of period	$12.48	$12.40	$11.89	$11.72	$23.17	$14.63
Income (loss) from investment operations:
Net investment loss[1]	(0.05)	(0.10)	(0.08)	(0.09)	(0.17)	(0.15)
Net realized and unrealized gain (loss)	0.70	0.43	0.59	1.79	(5.92)	9.08
Net increase (decrease) from investment operations	0.65	0.33	0.51	1.70	(6.09)	8.93
Less distributions to shareholders:
Distributions from net realized capital gains	(0.96)	(0.25)	—	(1.53)	(5.36)	(0.39)
Total distributions to shareholders	(0.96)	(0.25)	—	(1.53)	(5.36)	(0.39)
Redemption fees	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—
Net asset value, end of period	$12.17	$12.48	$12.40	$11.89	$11.72	$23.17
Total return	5.11%[3]	2.53%	4.29%	16.21%	(32.44)%	61.51%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.80)%[4,5]	(0.80)%[4]	(0.70)%[4]	(0.79)%[4]	(0.94)%[4]	(0.80)%[4]
Ratio of expenses to average net assets:
Total expenses	1.32%[4,5]	1.26%[4]	1.27%[4]	1.24%[4]	1.22%[4]	1.17%[4]
After fees waived[6]	1.25%[4,5]	1.25%[4]	1.27%[4]	1.24%[4]	1.22%[4]	1.17%[4]

Supplemental Data
Net Assets, End of Period (000's)	$61,566	$72,398	$116,107	$437,966	$442,418	$920,317
Portfolio Turnover Rate	32%[3]	37%	42%	53%	45%	32%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Not Annualized.
[4]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[5]	Annualized.
[6]	See Note 6 to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Meridian Funds	39	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements
For the Six Months ended December 31, 2025

1.	Organization and Significant Accounting Policies: Meridian Fund, Inc. (the “Meridian Funds” or the “Company”) comprises the following separate series: the Meridian Growth Fund (the “Growth Fund”), the Meridian Contrarian Fund (the “Contrarian Fund”), the Meridian Hedged Equity Fund (the “Hedged Equity Fund”) and the Meridian Small Cap Growth Fund (the “Small Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”). The Company is registered as an open-end investment company under the Investment Company Act of 1940 and is organized as a Maryland corporation. Each Fund is classified as a "diversified" management investment company.
Meridian Funds offer five share classes: Legacy Class Shares, Investor Class Shares, Class A Shares, Class C Shares and Institutional Class Shares. As of December 31, 2025, Institutional Class Shares of the Hedged Equity Fund and Contrarian Fund are not being offered for sale at this time. Effective November 1, 2024, the Growth Fund and Small Cap Growth Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 15, 2017, and June 29, 2018, respectively. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the Funds' prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Growth Fund or Small Cap Growth Fund. Legacy Class Shares are available to investors who have continuously held an investment in any Meridian Fund prior to November 15, 2013. Effective November 1, 2018, direct initial purchases of Legacy Class Shares are permitted in the Hedged Equity Fund. Institutional Class Shares are available to certain eligible investors including endowments, foundations and qualified retirement plans. Class A, Class C and Investor Class Shares are available for purchase through financial intermediary platforms. Legacy Class, Investor Class, Class A and Institutional Class Shares are subject to a 2% redemption fee on shares redeemed or exchanged that have been held for 60 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital. Class A Shares are subject to a maximum initial sales charge (front-end load) of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge ("CDSC") if redeemed within one year of purchase. Investor Class Shares are not subject to front-end load or CDSC and require a higher minimum initial investment. All Classes have identical rights and privileges with respect to the Fund in general, and exclusive voting rights with respect to Class specific matters. Net Asset Value ("NAV") per share may differ by class due to each class having its own expenses directly attributable to that class. Class A and Class C Shares are also subject to certain expenses related to the distribution of these shares. See Note 6 for further information on additional share classes.
The primary investment objectives of the Growth Fund, Contrarian Fund, and Hedged Equity Fund are to seek long-term growth of capital.
The primary investment objective of the Small Cap Growth Fund is to seek long-term growth of capital by investing primarily in equity securities of small capitalization companies.
Segment Reporting:
In November 2023, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. The Adviser's Fund Management collectively act as the CODM assessing performance and making decisions about resource allocation.
The Fund considers the applicability and impact of all accounting standard updates (“ASUs”) issued by the FASB. ASUs not listed were assessed and either determined to be not applicable or expected to have minimal impact on the Fund’s consolidated financial statements.
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles ("U.S." GAAP"). Each Fund is considered an

Meridian Funds	40	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2025

investment company under U.S. GAAP and follows the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies.
a.	Cash & Cash Equivalents: Each Fund considers its investment in a Federal Deposit Insurance Corporation insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution. The Funds may incur charges on cash overdrafts.
b.	Share Valuation: The NAV of each Fund's share class is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of each Fund. The result is rounded to the nearest cent. Each Fund’s shares will not be priced on the days in which the New York Stock Exchange ("NYSE") is closed for trading.
c.	Investment Valuations: Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.
Fixed income (debt) securities are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.
Investments in open-end U.S. mutual funds are valued at NAV each business day.
The market value of the Funds' investments in exchange traded funds is based on the published NAV of each fund computed as of the close of regular trading on the NYSE on days when the NYSE is open.
Exchange-traded options are valued at the most recent sale price at the close of the options market in which the options trade. An exchange-traded option for which there is no close price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued based upon other available factors deemed relevant by ArrowMark Colorado Holdings, LLC (the “Adviser”) under the guidelines utilized by the Funds' valuation designee, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”). These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis. The Board has approved the designation of the Adviser as the "Valuation Designee" for the Funds.
A Fund's investment in an unregistered pooled investment vehicle (“Private Investment Fund”) is valued, as a practical expedient, at the most recent net asset value determined by the Private Investment Fund manager according to such manager’s policies and procedures based on valuation information reasonably available to the Private Investment Fund manager at that time; provided, however, that the Valuation Designee may consider whether it is appropriate, in light of relevant circumstances, to adjust such valuation in accordance with the Fund’s valuation procedures. If the Private Investment Fund does not report a value to a Fund on a timely basis, the fair value of the Private Investment Fund shall be based on the most recent value reported by the Private Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. The frequency and timing of receiving valuations for the Private Investment Fund investment is subject to change at any time, without notice to investors, at the discretion of the Private Investment Fund manager or the Fund.
d.	Fair Value Measurements: All investment securities are recorded at their estimated fair value. As described in Note 1.c. above, the Funds utilize various methods to determine and measure the fair value of investment

Meridian Funds	41	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2025

securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3) that are significant to the fair value instrument. The three levels of the fair value hierarchy are described below:
Level 1 - quoted prices in active markets for identical securities;
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Funds' determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of December 31, 2025 is as follows:
	Level 1	Level 2	Level 3	Practical Expedient[1]	Total
Growth Fund

Common Stocks[2]	$537,615,451	$—	$—	$—	$537,615,451
Preferred Stocks[2]	—	—	32,438,254	—	32,438,254
Private Investment Fund	—	—	—	3,858,317	3,858,317
Short-Term Investments	9,545,244	—	—	—	9,545,244
Total Investments	$547,160,695	$—	$32,438,254	$3,858,317	$583,457,266
Contrarian Fund

Common Stocks[2]	$554,981,798	$—	$389,785	$—	$555,371,583
Preferred Stocks[2]	—	—	5,999,034	—	5,999,034
Rights[2]	—	—	372,353	—	372,353
Short-Term Investments	42,889,418	—	—	—	42,889,418
Total Investments	$597,871,216	$—	$6,761,172	$—	$604,632,388
Hedged Equity Fund
Assets:
Common Stocks[2]	$40,346,418	$—	$—	$—	$40,346,418
Short-Term Investments	2,809,910	—	—	—	2,809,910
Total Investments - Assets	$43,156,328	$—	$—	$—	$43,156,328
Liabilities:
Call Options Written	$(2,664,967)	$(5,859,100)	$—	$—	$(8,524,067)
Total Investments - Liabilities	$(2,664,967)	$(5,859,100)	$—	$—	$(8,524,067)

Meridian Funds	42	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2025

	Level 1	Level 2	Level 3	Practical Expedient[1]	Total
Small Cap Growth Fund

Common Stocks[2]	$296,924,357	$—	$—	$—	$296,924,357
Preferred Stocks[2]	—	—	25,502,175	—	25,502,175
Rights[2]	—	—	68,810	—	68,810
Private Investment Fund	—	—	—	2,787,945	2,787,945
Short-Term Investments	16,374,057	—	—	—	16,374,057
Total Investments	$313,298,414	$—	$25,570,985	$2,787,945	$341,657,344
[1]	Certain investments that are measured at fair value using the NAV Per Share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.
[2]	See above Schedule of Investments for values in each industry.
The following is the fair value measurement of investments that are measured at NAV per Share (or its equivalent) as a practical expedient:
Growth Fund
Security Description	Investment Category	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Quail Investment Holdings, LLC	Private Investment Fund[1]	$3,858,317	—	Subject to advisor approval	N/A

Small Cap Growth Fund
Security Description	Investment Category	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Quail Investment Holdings, LLC	Private Investment Fund[1]	$2,787,945	—	Subject to advisor approval	N/A

[1]	Private Investment Fund investing generally consists of private partnerships which directly invest in various strategies to generate capital appreciation and/or income yield. These strategies may span across the capital stock and may include Private Equity, Private Credit, Venture Capital, Collateralized Loan Obligations, Asset-Backed Securities, Master Limited Partners and Direct Real Estate.
Reconciliations of Level 3 investments are presented when the Funds had significant amounts of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are reconciliations of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Meridian Funds	43	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2025

Growth Fund	Preferred Stocks	Convertible Note	Total Level 3
Investments in Securities
Beginning Balance July 1, 2025	$35,193,215	$1,000,000	$36,193,215
Total Purchases	—	—	—
Total Sales	—	—	—
Transfers in	1,000,000	—	1,000,000
Transfers out[1]	—	(1,000,000)	(1,000,000)
Change in unrealized Gain (Loss)	(3,754,961)	—	(3,754,961)
Ending Balance December 31, 2025	$32,438,254	$—	$32,438,254
Change in unrealized Gain (Loss) on investments still held at December 31, 2025	$(3,754,961)	$—	$(3,754,961)

[1]	During the period ended December 31, 2025, certain Level 3 investments were transferred out as a result of a corporate action.

Contrarian Fund	Common Stocks	Preferred Stocks	Rights	Total Level 3
Investments in Securities
Beginning Balance July 1, 2025	$378,707	$—	$362,745	$741,452
Total Purchases	—	5,999,967	—	5,999,967
Total Sales	—	—	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Change in unrealized Gain (Loss)	11,078	(933)	9,608	19,753
Ending Balance December 31, 2025	$389,785	$5,999,034	$372,353	$6,761,172
Change in unrealized Gain (Loss) on investments still held at December 31, 2025	$11,078	$(933)	$9,608	$19,753

Small Cap Growth Fund	Common Stocks	Preferred Stocks	Rights	Total Level 3
Investments in Securities
Beginning Balance July 1, 2025	$520	$27,875,309	$67,434	$27,943,263
Total Purchases	—	—	—	—
Total Sales	—	(2)	—	(2)
Realized Gain (Loss)	—	(2,995,006)	—	(2,995,006)
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Change in unrealized Gain (Loss)	(520)	621,874	1,376	622,730
Ending Balance December 31, 2025	$—	$25,502,175	$68,810	$25,570,985
Change in unrealized Gain (Loss) on investments still held at December 31, 2025	$—	$(222,383)	$1,376	$(221,007)

Meridian Funds	44	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2025

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the Funds' Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs.  Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Growth Fund
Asset Class	Market Value	Valuation Technique	Unobservable Input	Value/Range (Weighted Average)[1,2]
Preferred Stock	$8,442,433	Option Pricing Method	Industry Volatility, Time to Exit	80%, 30 months
		Fully Diluted Method	Enterprise value adjustment	(15%)-0%
Preferred Stock	$3,458,730	Market Approach	Revenue Multiple	11.7x
		Liquidation Preference	Price Per Share	$36.36
Preferred Stock	$20,537,091	Market Approach	Gross Profit Multiple	3.9x-5.0x (3.72x)
		Liquidation Preference	Price Per Share	$3.40 - $15.67 ($9.13)
Contrarian Fund
Asset Class	Market Value	Valuation Technique	Unobservable Input	Value/Range (Weighted Average)[1,2]
Common Stock	$244,351	Market Approach	Revenue Multiple	7.25x
Common Stock	$145,434	Market Approach	Probability Weighting of Expected Future Outcome	-10%-0%
Preferred Stocks	$5,999,034	Option Pricing Method	Industry Volatility, Time to Exit	80%, 30 months
		Fully Diluted Method	Enterprise value adjustment	(15%)-0%
Rights	$372,353	Market Approach	Probability Weighting of Expected Future Outcome	26%

Meridian Funds	45	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2025

Small Cap Growth Fund
Asset Class	Market Value	Valuation Technique	Unobservable Input	Value/Range (Weighted Average)[1,2]
Preferred Stock	$785,700	Option Pricing Method	Industry Volatility, Time to Exit	70%, 48 months
Preferred Stock	$8,718,581	Option Pricing Method	Industry Volatility, Time to Exit	80%-85%, 30-36 months (82.58%, 33 months)
		Fully Diluted Method	Enterprise Value Adjustment	-15% - 80% (37.73%)
Preferred Stock	$2,654,145	Market Approach	Revenue Multiple	11.7x
		Liquidation Preference	Price Per Share	$36.36
Preferred Stock	$13,343,749	Market Approach	Gross Profit Multiple	3.9x - 5.0x (4.39x)
Preferred Stocks		Liquidation Preference	Price Per Share	$3.40 - $15.67 ($10.17)
Rights	$68,810	Market Approach	Probability Weighting of Expected Future Outcome	15%
[1]	A significant change in an unobservable input would have resulted in a correlated significant change to value.
[2]	Unobservable inputs were weighted by the fair value of the investments.

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Industry Volatility	Decrease	Increase
Time to Exit	Decrease	Increase
Revenue Multiple	Increase	Decrease
Gross Profit Multiple	Increase	Decrease
Enterprise Value Adjustment	Increase	Decrease
Probability Weighting of Expected Future Outcome	Increase	Decrease
Price Per Share	Increase	Decrease

e.	Investment Transactions and Investment Income: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is accrued daily. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Distributions from Private Investment Funds that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than income.
f.	Option writing: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and amount paid on effecting a closing purchase

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Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2025

transaction, including brokerage commissions, is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
g.	Allocation of Income, Expenses, Gains and Losses: Income, gains and losses are allocated on a daily basis to each share class based on the relative proportion of the net assets of the class to each Fund’s total net assets. Expenses are allocated on the basis of relative net assets of the class to the Fund, or if an expense is specific to a share class, to that specific share class.
h.	Use of Estimates: The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual amounts could differ from those estimates, and such differences could be significant.
i.	Distributions to Shareholders: The Funds record distributions to shareholders on the ex-dividend date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
Distributions which exceed net investment income and net realized capital gains are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains for financial reporting purposes but not for tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.
j.	Guarantees and Indemnification: Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses, subject to applicable law. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

Meridian Funds	47	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2025

2.	Capital Shares Transactions: Transactions in capital shares were as follows:
	Six Months Ended December 31, 2025		Year Ended June 30, 2025
	Shares	Amount	Shares	Amount
Growth Fund:
Legacy Class
Shares sold	19,347	$655,466	46,224	$1,626,637
Shares issued from reinvestment of distributions	1,316,779	41,860,409	22,441	822,016
Redemption fees	—	1,571	—	3,858
Shares redeemed	(2,707,501)	(91,499,158)	(3,745,267)	(133,172,500)
Net decrease	(1,371,375)	$(48,981,712)	(3,676,602)	$(130,719,989)
Institutional Class
Shares sold	228,663	$7,830,691	643,759	$22,881,360
Shares issued from reinvestment of distributions	130,086	4,141,928	9,550	350,304
Redemption fees	—	3,181	—	8,746
Shares redeemed	(3,129,508)	(107,194,935)	(7,518,926)	(262,779,187)
Net decrease	(2,770,759)	$(95,219,135)	(6,865,617)	$(239,538,777)
Class A
Shares sold	3,792	$112,644	9,043	$304,553
Shares issued from reinvestment of distributions	4,799	141,514	104	3,548
Redemption fees	—	—	—	1,437
Shares redeemed	(15,253)	(483,778)	(29,486)	(1,002,306)
Net decrease	(6,662)	$(229,620)	(20,339)	$(692,768)
Class C
Shares sold	302	$9,100	101	$3,628
Shares issued from reinvestment of distributions	955	25,835	22	711
Shares redeemed	(2,283)	(66,137)	(11,501)	(357,463)
Net decrease	(1,026)	$(31,202)	(11,378)	$(353,124)
Investor Class
Shares sold	11,686	$382,753	12,320	$427,502
Shares issued from reinvestment of distributions	19,105	595,108	514	18,488
Redemption fees	—	—	—	213
Shares redeemed	(141,830)	(4,654,151)	(209,838)	(7,208,088)
Net decrease	(111,039)	$(3,676,290)	(197,004)	$(6,761,885)

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Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2025

	Six Months Ended December 31, 2025		Year Ended June 30, 2025
	Shares	Amount	Shares	Amount
Contrarian Fund:
Legacy Class
Shares sold	34,504	$1,484,086	38,050	$1,435,063
Shares issued from reinvestment of distributions	1,621,146	64,959,307	574,212	22,066,980
Redemption fees	—	418	—	3,736
Shares redeemed	(734,019)	(31,343,224)	(1,764,081)	(66,843,825)
Net increase/(decrease)	921,631	$35,100,587	(1,151,819)	$(43,338,046)
Class A
Shares sold	12,231	$506,461	19,266	$712,975
Shares issued from reinvestment of distributions	6,337	241,883	1,726	63,516
Redemption fees	—	1,644	—	4
Shares redeemed	(11,752)	(476,765)	(10,337)	(365,863)
Net increase	6,816	$273,223	10,655	$410,632
Class C
Shares sold	149	$5,800	3,197	$111,400
Shares issued from reinvestment of distributions	2,123	74,069	673	23,070
Shares redeemed	(12)	(424)	(6,430)	(219,633)
Net increase/(decrease)	2,260	$79,445	(2,560)	$(85,163)
Investor Class
Shares sold	23,174	$1,002,764	37,320	$1,421,567
Shares issued from reinvestment of distributions	20,410	806,193	13,562	514,393
Redemption fees	—	474	—	24
Shares redeemed	(48,135)	(2,016,376)	(348,030)	(13,057,895)
Net decrease	(4,551)	$(206,945)	(297,148)	$(11,121,911)

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Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2025

	Six Months Ended December 31, 2025		Year Ended June 30, 2025
	Shares	Amount	Shares	Amount
Hedged Equity Fund:
Legacy Class
Shares sold	14,255	$195,751	22,531	$319,977
Shares issued from reinvestment of distributions	150,996	1,970,507	388,151	5,104,182
Shares redeemed	(684,098)	(9,464,673)	(550,637)	(7,628,207)
Net decrease	(518,847)	$(7,298,415)	(139,955)	$(2,204,048)
Class A
Shares sold	7,676	$102,494	91,771	$1,278,570
Shares issued from reinvestment of distributions	12,107	151,698	21,739	275,216
Redemption fees	—	—	—	15
Shares redeemed	(21,535)	(274,736)	(72,049)	(996,801)
Net increase/(decrease)	(1,752)	$(20,544)	41,461	$557,000
Class C
Shares issued from reinvestment of distributions	31	$370	68	$823
Shares redeemed	(31)	(370)	(68)	(823)
Net increase	—	$—	—	$—
Investor Class
Shares sold	43,202	$600,188	125,480	$1,739,252
Shares issued from reinvestment of distributions	18,044	234,749	26,881	352,137
Redemption fees	—	—	—	3,509
Shares redeemed	(11,187)	(153,700)	(119,326)	(1,667,898)
Net increase	50,059	$681,237	33,035	$427,000

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Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2025

	Six Months Ended December 31, 2025		Year Ended June 30, 2025
	Shares	Amount	Shares	Amount
Small Cap Growth Fund:
Legacy Class
Shares sold	4,059	$51,787	18,402	$240,126
Shares issued from reinvestment of distributions	63,924	797,134	17,913	240,929
Shares redeemed	(80,214)	(1,018,300)	(516,770)	(6,785,386)
Net decrease	(12,231)	$(169,379)	(480,455)	$(6,304,331)
Institutional Class
Shares sold	1,953,720	$25,715,393	3,622,613	$46,651,727
Shares issued from reinvestment of distributions	1,234,274	15,638,250	330,930	4,510,575
Redemption fees	—	1,213	—	7,148
Shares redeemed	(3,580,594)	(47,248,132)	(7,041,989)	(91,721,358)
Net decrease	(392,600)	$(5,893,276)	(3,088,446)	$(40,551,908)
Class A
Shares sold	15,997	$195,483	30,933	$373,574
Shares issued from reinvestment of distributions	37,049	432,363	14,265	180,874
Redemption fees	—	2	—	70
Shares redeemed	(110,064)	(1,340,815)	(341,635)	(4,174,080)
Net decrease	(57,018)	$(712,967)	(296,437)	$(3,619,562)
Class C
Shares sold	89	$994	—	$—
Shares issued from reinvestment of distributions	4,901	51,015	2,758	31,741
Shares redeemed	(22,366)	(246,719)	(113,193)	(1,247,554)
Net decrease	(17,376)	$(194,710)	(110,435)	$(1,215,813)
Investor Class
Shares sold	465,024	$5,880,308	711,855	$8,922,866
Shares issued from reinvestment of distributions	354,604	4,372,265	136,858	1,821,585
Redemption fees	—	497	—	394
Shares redeemed	(1,564,364)	(20,111,172)	(4,409,888)	(56,102,781)
Net decrease	(744,736)	$(9,858,102)	(3,561,175)	$(45,357,936)

Meridian Funds	51	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2025

3.	Investment Transactions: The cost of investments purchased and the proceeds from sales of investments, excluding short-term securities and U.S. government obligations, for the six months ended December 31, 2025, were as follows:
	Purchases	Proceeds from Sales
Growth Fund	$170,361,583	$366,352,504
Contrarian Fund	$148,032,170	$163,656,905
Hedged Equity Fund	$1,129,855	$11,218,853
Small Cap Growth Fund	$106,343,641	$143,864,293

4.	Other Investment Transactions
a.	Restricted Securities: Restricted securities for which quotations are not readily available are valued at fair value, as determined by the Valuation Designee. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer, or both. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy. Refer to the Schedules of Investments for information about restricted securities held as of December 31, 2025 for Growth, Contrarian and Small Cap Growth Funds.
b.	Private Placement Securities: Privately issued securities are restricted securities that are offered in a private placement and are generally not registered with the SEC or any federal or state regulatory authority. Securities issued in a private placement are generally "restricted securities" as that term is defined under Rule 144 promulgated under the Securities Act of 1933, and may not be resold without registration with the Securities and Exchange Commission or the availability of an exemption there from. There is generally no public trading market for privately offered securities and it is generally not anticipated that a public trading market will develop. There are substantial restrictions on the transfer of privately offered securities. Such securities have limited liquidity that makes it difficult or impossible to sell. An investment in privately issued securities often requires a long-term investment horizon and it may be many years before an investor receives significant distributions from such investment. Due to the lack of public market for privately offered securities, it may be difficult to value the investment.
c.	Securities Lending: The Funds have entered into an agreement with The Bank of New York Mellon (the “Lending Agent”), dated September 23, 2015 (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds or joint repurchase agreements. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash and/or securities as collateral in an amount equal to not less than 102% of the market value of loaned securities. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The following table summarizes the securities received as collateral for securities lending:
	Collateral Type	Coupon Range	Maturity Date Range	Market Value
Growth Fund	U.S. Government Obligations	0.00% - 6.25%	1/15/26 - 8/15/54	$43,301,250
Contrarian Fund	U.S. Government Obligations	0.00% - 6.25%	1/15/26 - 2/15/55	36,704,721
Hedged Equity Fund	U.S. Government Obligations	0.13% - 6.25%	1/15/26 - 8/15/54	293,731
Small Cap Growth Fund	U.S. Government Obligations	0.00% - 7.00%	1/15/26 - 11/1/55	31,319,418

Meridian Funds	52	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2025

Income generated from securities lending is presented in the Statements of Operations. As of December 31, 2025, the total value of securities on loan for the Growth Fund, Contrarian Fund, Hedged Equity Fund, and the Small Cap Growth Fund were $48,377,349, $48,630,686, $285,448 and $44,175,288, respectively. Securities on loan are footnoted in the Schedules of Investments. As of December 31, 2025, the total collateral value for the Growth Fund, Contrarian Fund, Hedged Equity Fund, and the Small Cap Growth Fund were $50,763,008, $48,525,225, $293,731 and $45,690,506, respectively.
d.	Repurchase Agreements and Joint Repurchase Agreements: The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Funds' custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by the Lending Agent (the “Program”), provided that the value of the underlying collateral, including accrued interest will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of the Lending Agent in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by the Lending Agent.
At December 31, 2025, The Funds did not enter into repurchase agreement for the reporting period.
e.	Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Meridian Funds	53	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2025

Average quarterly balances of outstanding derivative financial instruments were as follows.
Hedged Equity Fund
Options:
Average value of option contracts written	$10,231,457
For the six months ended December 31, 2025, the effect of equity option positions written can be found in the Statements of Operations under Realized and Unrealized Gain (Loss), Net realized gain on written options and Net change in unrealized appreciation on written options, and are included in Options written at value in the Statements of Assets and Liabilities. Equity options purchased are included in Investments, at value in the Statements of Assets and Liabilities. Realized and unrealized gain/loss of equity options purchased are included in Net realized gain/(loss) on investments and foreign currency transactions and Net change in unrealized appreciation on investments and foreign currency translations in the Statements of Operations.
f.	Warrants: The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the Funds the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or "exercise") price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.
g.	Short Sales: The Funds may enter into short sales. A short sale occurs when a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.
h.	Private Investment Funds: The Funds value private investment companies using the NAVs provided by the underlying private investment companies as a practical expedient. The Funds apply the practical expedient to private investment companies on an investment-by-investment basis, and consistently with each Fund’s entire position in a particular investment, unless it is probable that the Funds will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Funds as specified in the respective agreements. Generally, the Funds are required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time.
5.	Selected Risks
In the normal course of business, each Fund's investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. Some significant types of financial risks each Fund is exposed to include market risk, debt securities risk, options risk and private investment funds risk. Each Fund’s prospectus and statement of additional information provide details of these and other types of risk.
Market Risk: Market risk refers to the possibility that the market values of securities or other investments that a Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting (or the market’s perception of) individual companies or other issuers (e.g., an unfavorable earnings report), industries or sectors, or the market as a whole, reducing the value of an investment in a Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes (or perceived changes) in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have

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Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2025

greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. As a result, the value of your investments in a Fund may be more or less than the value of your purchase price.
Debt Securities Risk: Each Fund may invest in debt securities of both government and corporate issuers. A decline in prevailing levels of interest rates generally increases the value of debt securities in a Fund’s portfolio, while an increase in rates usually reduces the value of those securities. The value of a Fund’s debt securities, including bonds and convertible securities, are affected by movements in interest rates; if interest rates rise, the value of these securities may fall. Generally, the longer the average maturity of a debt security, the greater the change in its value. As a result, to the extent that a Fund invests in debt securities, interest rate fluctuations will affect the Fund’s net asset value, but not the income it receives from debt securities it owns. Debt securities are also subject to credit, liquidity risk and prepayment and extension risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest, and includes the risk of default. Liquidity risk is the risk that a Fund may not be able to sell portfolio securities because there are too few buyers for them. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to a Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because a Fund’s investments are locked in at a lower rate for a longer period of time.
Options Risk: Investments in options involve risks different from, and possibly greater than, investing directly in the underlying security, asset or other reference, including, among others, the risk that the counterparty to an option may not perform or may be unable to perform in accordance with the terms of the instrument, the potential that, at times, there may not be a liquid secondary market for the options (as described above), and the risk of imperfect correlation between any movement in the price or value of options and their underlying security, asset or other reference. Such events, as well as circumstances under which a Fund is required to purchase the underlying asset at a disadvantageous price, may result in losses to the Fund. In addition, options also may involve a small initial investment relative to the risk assumed, which could result in losses that are greater than the amount originally invested. Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.
Private Investment Funds (PIF) Risk: PIFs are subject to management and other expenses, which will be directly or indirectly paid by the Funds. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in PIFs and also may be higher than other funds that invest directly in stocks and bonds. Each PIF is subject to specific risks, depending on the nature of its investment strategy. The Funds may invest in private investment funds and/or hedge funds, which may pursue alternative investment strategies. Hedge funds often engage in speculative investment practices such as leverage, short-selling, arbitrage, hedging, derivatives, and other strategies that may increase investment loss.
6.	Affiliate Transactions and Fees
Investment Management Fees: Under the Investment Management Agreement, the Adviser receives the following fees for providing certain investment management and other services necessary for managing each Fund. The fee is paid monthly in arrears and calculated based on that month’s daily average net assets.
Growth Fund:		Contrarian Fund:
Average Daily Net Assets	Investment Management Fee	Average Daily Net Assets	Investment Management Fee
Up to $50,000,000	1.00%	Up to $750,000,000	1.00%
Greater than $50,000,000	0.75%	$750,000,001 to $800,000,000	0.75%
		$800,000,001 to $850,000,000	0.70%
		$850,000,001 to $900,000,000	0.65%

Meridian Funds	55	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2025

Growth Fund:		Contrarian Fund:
Average Daily Net Assets	Investment Management Fee	Average Daily Net Assets	Investment Management Fee
		$900,000,001 to $950,000,000	0.60%
		$950,000,001 to $1,000,000,000	0.55%
		Greater than $1,000,000,000	0.50%
Hedged Equity Fund:		Small Cap Growth Fund:
Average Daily Net Assets	Investment Management Fee	Average Daily Net Assets	Investment Management Fee
Up to $10,000,000	1.00%	Up to $450,000,000	1.00%
$10,000,001 to $30,000,000	0.90%	$450,000,001 to $600,000,000	0.90%
$30,000,001 to $50,000,000	0.80%	$600,000,001 to $750,000,000	0.85%
Greater than $50,000,000	0.70%	$750,000,001 to $900,000,000	0.80%
		$900,000,001 to $1,050,000,000	0.75%
		Greater than $1,050,000,000	0.70%
Distribution Plan for Class A and Class C shares: Each Fund has entered into and adopted a Distribution Plan for Class A and Class C shares. Under the Distribution Plan, the Funds may pay ALPS Distributors, Inc. (the “Distributor”), and/or eligible financial intermediaries a fee for services and expenses related to the sale and distribution of the Funds’ Class A and Class C at an annual rate of up to 0.25% and 1.00% of average daily net assets for Class A and Class C shares, respectively.
For the six months ended December 31, 2025,  the Distributor received commissions in the amounts of $600 and $963 for Class A of Growth Fund and Contrarian Fund, respectively. There were no CDSC fees during the period ended December 31, 2025.
Waivers and Reimbursements of Expenses: The Adviser contractually agreed to waive its investment advisory fees and reimburse operating expenses, to the extent that total annual operating expenses for the Funds exceed the expense limitations listed below, excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales. With respect to these limits, the Adviser waived the fees listed below during the six months ended  December 31, 2025.

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Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2025

	Expense Limitations	Total Waivers and Reimbursements for the six months ended December 31, 2025
Growth Fund
Legacy Class	1.05%	$—
Institutional Class	0.90%	$14,533
Class A	1.30%	$—
Class C	2.05%	$—
Investor Class	1.05%	$—
Contrarian Fund
Legacy Class	1.25%	$—
Class A	1.50%	$—
Class C	2.25%	$—
Investor Class	1.25%	$—
Hedged Equity Fund
Legacy Class	1.25%	$54,499
Class A	1.50%	$4,543
Class C	2.25%	$17
Investor Class	1.25%	$5,935
Small Cap Growth Fund
Legacy Class	1.25%	$—
Institutional Class	1.10%	$139,023
Class A	1.50%	$1,810
Class C	2.25%	$24
Investor Class	1.25%	$24,451

Subject to the approval of the Board, the Funds may repay the Adviser the amounts of its reimbursement for the Funds by each share class for up to three years following the reimbursement up to the lesser of an amount not to exceed the current expense limitation of that share class or the expense limitation of that share class in effect at the time that the share class received the applicable reimbursement. This agreement will continue until October 31, 2026, and may be renewed or modified with approval of the Funds' Board. For the six months ended December 31, 2025, the Adviser recouped $96 and $511 from the Contrarian Fund and the Small Cap Growth Fund.
At December 31, 2025, the balance of carried forward recoupable expenses along with the year of expiration for each Fund were as follows:
	Expiration June 30,
	2026	2027	2028	2029
Growth Fund	$—	$—	$—	$14,533
Contrarian Fund	—	15	—	—
Hedged Equity Fund	35,268	84,931	66,652	64,994
Small Cap Growth Fund	150,864	229,475	211,511	165,308

7.	Directors and Officers: Certain Officers of the Funds are also Officers of the Adviser. Officers of the Funds who are Officers of the Adviser receive no compensation from the Funds. Each Non-Interested Director is paid an annual fee set at $40,000. An additional $5,000 is paid to each Non-Interested Director for attendance at each in-person meeting of the Board and an additional $1,000 is paid to each Non-Interested Director for participating in a telephonic meeting of

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Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months ended December 31, 2025

the Board. An additional $3,000 is paid to each member of the Audit or Governance Committee of the Board for attendance at an in-person Audit or Governance Committee meeting and an additional $1,000 is paid to each member of the Audit or Governance Committee of the Board for participating in a telephonic Audit or Governance Committee meeting.
An additional $10,000 is paid to the Chairman of the Board and the Chairman of a Committee of the Board. The Chairman of the Board also receives an additional $2,500 for attending each in-person meeting of the Board. The Chairman of a Committee receives an additional $2,000 for attending each in-person Committee meeting.
8.	Distribution Information: Income and long-term capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The tax character of distributions made during the fiscal year ended June 30, 2025, is as follows:
	2025 Taxable Distributions
	Ordinary Income	Net Long-Term Capital Gain	Total Distributions
Growth Fund	$—	$1,228,418	$1,228,418
Contrarian Fund	2,673,515	20,805,611	23,479,126
Hedged Equity Fund	4,511,974	1,293,987	5,805,961
Small Cap Growth Fund	—	7,681,474	7,681,474
9.	Federal Income Taxes Information: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of their taxable income to their shareholders; therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended December 31, 2025, the Funds did not incur any interest or penalties.
The aggregate cost of investments and unrealized appreciation and depreciation, for federal income tax purposes, at December 31, 2025 is as follows:
	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Growth Fund	$487,645,947	$145,485,968	$(49,674,649)	$95,811,319
Contrarian Fund	441,646,951	183,580,543	(20,595,106)	162,985,437
Hedged Equity Fund	38,529,251	9,289,327	(4,662,250)	4,627,077
Small Cap Growth Fund	299,904,222	78,649,008	(36,895,886)	41,753,122
10.	Subsequent Events: Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has noted no additional events that require recognition or disclosure in the financial statements.

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Additional Information
December 31, 2025 (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosures
Not applicable to the period covered by this report.
Remuneration Paid to Directors, Officers and Others
Refer to the Statements of Operations included herein.

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Board Consideration of Management Agreement with ArrowMark Colorado Holdings LLC
The Board of Directors (the “Board”) of Meridian Fund, Inc. (the “Company”), including all of the Directors who have no direct or indirect interest in the Investment Advisory Agreements (as defined below) and are not “interested persons” of the Company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), unanimously approved the Investment Advisory Agreement between Meridian Fund, Inc. (the “Company”) and ArrowMark Colorado Holdings, LLC (the “Adviser”), with respect to the Meridian Contrarian Fund, the Meridian Enhanced Equity Fund and the Meridian Growth Fund, dated as of September 5, 2013, and the Investment Advisory Agreement between the Company and the Adviser with respect to the Meridian Small Cap Growth Fund, dated November 1, 2013, to be amended dated effective October 31, 2024 (each, an “Investment Advisory Agreement”) (each fund listed above, a “Fund” and collectively, the “Funds”), at a meeting held on August 19, 2025. As detailed below, at the meeting held on August 19, 2025 and at meetings leading up to this meeting, the Independent Directors reviewed and considered a variety of information relating to the approval of the Investment Advisory Agreements.
Prior to approving the Investment Advisory Agreements, the Independent Directors requested, received and evaluated extensive information and materials about the Adviser and its relationship with the Funds. In this regard, the Independent Directors reviewed, among other information, the Adviser’s responses to detailed requests submitted by the Independent Directors’ independent legal counsel (“Independent Counsel”). The Independent Directors also consulted with Independent Counsel, with whom the Independent Directors met separately. Independent Counsel advised the Independent Directors on the legal standards for consideration of the Investment Advisory Agreements and otherwise assisted the Independent Directors in their deliberations.
 The Independent Directors considered a variety of factors in their evaluation of the Investment Advisory Agreements and the documents and information described above. The decision reached by the Independent Directors was made on the basis of each Director’s business judgment after consideration of all of the information presented to and reviewed by them. The Independent Directors did not identify a single item or issue that was controlling in their deliberation, and individual Directors may have attributed different weights to various factors. The factors considered by the Independent Directors in executive session included the following:
Nature, Extent and Quality of Services to be Provided. The Independent Directors reviewed and analyzed materials and information concerning the background, experience and capabilities of the Adviser’s portfolio managers and its other investment and administrative personnel. The Independent Directors considered, among other factors, the capabilities and quality of the Adviser’s investment management, research and trade execution personnel; the ability of the Adviser, based on its resources, reputation and other attributes, to attract, compensate and retain qualified investment professionals; and other resources that would be dedicated to providing services to the Funds.
The Independent Directors also considered the Adviser’s ability to provide administrative and operational services to the Funds; the financial condition of the Adviser, including its financial capacity to perform the services required under the Investment Advisory Agreements; various service provider arrangements; and the ability of the Adviser to administer and oversee outside service providers to the Funds. The Independent Directors also considered matters related to the Adviser’s compliance programs and its compliance history.
For purposes of approving the Investment Advisory Agreements, the Independent Directors concluded that the Adviser performs an appropriate range of high-quality services for the Funds, that the Adviser has the financial capability and resources to continue to perform those services for the Funds and that the Adviser effectively manages and oversees services that are performed by outside service providers.
Investment Advisory Fee Rate and Total Expense Ratio. The Independent Directors reviewed and considered the contractual investment advisory fee rates to be paid by each Fund to the Adviser for investment management services under the Investment Advisory Agreements. The Independent Directors also reviewed and discussed information regarding each Fund’s total expense ratio and its various expense components. The advisory fee rate and total expense ratio for each Fund were compared against the average advisory fee rate and average total expense ratio of an expense peer group and an expense universe of similar funds. The expense peer group and the expense universe for each Fund were established by Broadridge without the Corporation’s input.
With respect to other accounts managed by the Adviser, it was noted that the Adviser provides sub-advisory services for large retail fund complexes, foundations, pensions and employee retirement plans, collective investment trusts and insurance companies for a management fee that is generally less than the fee paid by the respective Fund with a comparable investment strategy. It was also noted that the services provided by the Adviser for the Funds are much more extensive than are provided under the sub-advisory arrangements for other fund complexes and for the advisory

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relationships with foundations, pensions and employee retirement plans, collective investment trusts and insurance companies. The Independent Directors considered how the management fees and scope of services related to those accounts compares to the fees and scope of services related to the Funds.
The Independent Directors concluded that the investment advisory fee rates to be paid by the Funds are reasonable in light of the nature and quality of services provided under the Investment Advisory Agreements and that the total expense ratio of each Fund is acceptable for purposes of approving the Investment Advisory Agreements.
Fund Performance. The Independent Directors evaluated the performance of each Fund during certain time periods. Fund performance was evaluated against a performance benchmark and a performance universe selected for each Fund. Each performance benchmark and performance universe was selected by Broadridge without input from the Corporation.
The Independent Directors discussed the extent to which each Fund outperformed, or underperformed, its respective performance benchmark and the universe performance average during the one-year, three-year, five-year and ten-year periods ended May 31, 2025. The Independent Directors based their discussion in substantial part after reviewing the Broadridge Report on the Meridian Fund dated July 2025 and the Performance Update provided by the Adviser. In particular, the Independent Directors noted that each of the Meridian Growth Fund, the Meridian Hedged Equity and the Meridian Small Cap Growth Fund underperformed its performance benchmark during the one-year period ended June 30, 2025 and the Meridian Contrarian Fund outperformed its performance benchmark during that one-year period.
The Meridian Contrarian Fund outperformed its primary benchmark, the Russell 2500 Index, for the year ended June 30, 2025, and also outperformed its secondary benchmark, the Russell 2500 Value Index, over the same period. The Meridian Contrarian Fund’s one-year return ranking was in the top one percentile of its Morningstar universe.
The Meridian Growth Fund underperformed its benchmark, the Russell 2500 Growth Index, as well as the broad-based Russell 3000 Index over the year ended June 30, 2025. The Meridian Growth Fund’s one-year return ranking was in the 88th percentile in its Morningstar universe, the three-year ranking was in the 96th percentile, its five-year ranking was in the 78th percentile and its ten- year ranking was in the 84th percentile. The Adviser noted in its report to counsel that, “The team’s investment process prioritizes the management of risk over the opportunity for return. We look to build an ‘enduring’ fund that can mitigate capital losses during turbulent bear market environments and, secondarily, participate on the upside during strong market environments.”
The Meridian Hedged Equity Fund underperformed its benchmark, the S&P 500 Index, for the year ended June 30, 2025 and outperformed its secondary benchmark, the CBOE S&P 500 BuyWrite Index for the same period. The Meridian Hedged Equity Fund’s three-month return ranking was in the 70th percentile of its Morningstar universe and the one-year ranking was in the 26th percentile of its Morningstar universe.
The Meridian Small Cap Growth Fund underperformed its benchmark, the Russell 2000 Growth Index, for the year ended June 30, 2025. The Meridian Small Cap Growth Fund’s one- year return ranking was in the 79th percentile of its Morningstar universe, the three-year ranking was in the 83rd percentile, the five-year ranking was in the 68th percentile and the ten-year ranking was in the 77th percentile.
Based on their review, the Independent Directors concluded that performance of each Fund was acceptable for purposes of considering approval of the Investment Advisory Agreements.
Cost of Services to be Provided and Profitability. The Independent Directors evaluated an expense and profitability analysis provided by the Adviser with respect to its management of each Fund. The analysis contained estimated expense and profitability information for the years ending December 31, 2025, 2026 and 2027 as well as estimated changes in assets under management during those years. For each Fund and for each time period presented, the Independent Directors evaluated the Adviser’s estimated profitability before and after distribution expenses.
The Independent Directors considered the changes in assets under management that are estimated to occur during the years ending December 31, 2025, 2026 and 2027 for each Fund and how those changes will impact the Adviser’s profitability in future periods. In particular, it was noted that the Adviser projects decreases in assets under management for each year for the Meridian Growth Fund and the Meridian Small Cap Growth Fund with no decrease in assets under management for the Meridian Contrarian Fund and the Meridian Enhanced Equity Fund. The decreases are estimated to result in a decrease in the Adviser’s profitability in each such year for the Funds with estimated decreases in assets under management and the other Funds were estimated to maintain steady profitability.
The Board was advised by the Adviser that, with respect to the management of the Funds, the Adviser is still presented with challenges and operating in an environment of uncertain asset flows. The majority of the Adviser’s new business growth has been outside of the Meridian Funds’ business and it believes this trend will continue for the foreseeable future as larger institutional clients tend to gravitate towards separate accounts. Also, certain fund share classes are operating with a

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voluntary fee waiver. The largest pool of assets are held in the Meridian Growth Fund Legacy Shares, which has been closed to new investors since 2013. Additionally, the Adviser’s SMID strategy and Small Cap Growth strategy were soft closed to certain new investors in June of 2017, and June 2018, respectively.
Nonetheless, the Adviser has invested and continues to invest significant financial and human resources to enhance the investment, distribution, and operational infrastructure to support the Funds. These investments include hiring of human capital, implementation of technology solutions, enhanced processes and establishing third party consulting and distribution relationships. The ultimate objective of the Adviser's investments is to provide a high-quality of service to the Funds which can scale over time. Achieving economies of scale has been challenging as the majority of the Funds continue to experience net outflows.
The Independent Directors evaluated the Adviser’s profitability estimates for each Fund against profit margins that are considered reasonable under legal precedent under applicable securities laws. Based on its evaluation, the Independent Directors concluded that the Adviser’s estimated profitability in managing each Fund is reasonable and not excessive for purposes of approving the Investment Advisory Agreements.
Economies of Scale. The Independent Directors received and evaluated information regarding the potential to realize economies of scale with respect to management of the Funds, whether the Funds would appropriately benefit from any economies of scale and whether there was any potential for realization of economies of scale. It was noted that the Adviser reported that it continues to invest significant financial and human resources to enhance its investment, distribution and operational infrastructure in order to provide higher quality service to the Funds and their shareholders, and that those investments have the potential to result in economies of scale for the Adviser over time if Fund assets grow. It was acknowledged, though, that the Adviser’s growth in assets under management has generally been outside of the Funds.
Other Benefits to the Adviser. The Independent Directors received and reviewed information regarding any expected “fall-out” or ancillary benefits to be received by the Adviser and its affiliates as a result of their relationships with the Funds. The Independent Directors noted that the Adviser benefits from soft dollar arrangements using portfolio brokerage for the Funds. The Independent Directors also considered that the Adviser and its affiliates may derive reputational benefits from their association with the Funds that may lead to other investment management opportunities outside of the Funds.
Summary
In considering the Management Agreement, the Independent Directors evaluated the factors and information described above, as well as information concerning the Adviser and the Funds that is provided to the Independent Directors throughout the year in connection with other Independent Directors’ meetings. In its deliberations, the Independent Directors did not identify any single item that was paramount or controlling, and individual Directors may have attributed different weights to various factors.
Based on its deliberations and analysis of the information provided, the entire Independent Directors concluded that the Investment Advisory Agreements are in the best interests of each Fund and its shareholders and that the compensation payable by the Funds is fair and reasonable in light of the services and expenses involved. On that basis, the Independent Directors approved the Investment Management Agreements.

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(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Meridian Fund, Inc.®

By (Signature and Title)*	/s/ Brian Schaub
Brian Schaub
Principal Executive Officer and President

Date March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Schaub
Brian Schaub
Principal Executive Officer and President

Date March 6, 2026

By (Signature and Title)*	/s/ Katie Jones
Katie Jones
Principal Financial Officer and Treasurer

Date March 6, 2026

*	Print the name and title of each signing officer under his or her signature.